As filed with the Securities and Exchange Commission on January 31, 2020
1933 Act Registration File No. 333-220520
1940 Act File No. 811-23293

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	16	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	18	[X]

CUSHING® MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

300 Crescent Court, Suite 1700
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(214) 692-6334
(Registrant’s Telephone Number, Including Area Code)

Kevin T. Hardy, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 31, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on (date) pursuant to paragraph (a)
[ ]	75 days after filing pursuant to paragraph(a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
January 31 , 2020

Cushing® SMID Growth Focused Fund

Class A Shares ( CSGOX )
Class I Shares ( CSGNX )

This Prospectus discusses Cushing® SMID Growth Focused Fund (the “Fund”).

The Fund is managed by Cushing® Asset Management, LP (the “Investment Adviser”).

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.cushingfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling (888) 878-4080, or sending an e-mail request to contact-info@CushingFunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (888) 878-4080 or send an email request to info@CushingFunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

As with all mutual funds, the SEC has not approved or disapproved of the Fund’s shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NOT FDIC OR GOVERNMENT INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

SUMMARY

Cushing® SMID Growth Focused Fund

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 13 of the Prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fee paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None(a)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Wire Transfer Fee	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) and/or Service Fees	0.25%	None
Other Expenses(b)(c)	22.92%	22.92%
Total Annual Fund Operating Expenses	23.97%	23.72%
Expense Waiver/Reimbursement(c)	(22.62)%	(22.62)%
Total Annual Fund Operating Expenses (After Expense Waiver/Reimbursement)	1.35%	1.10%

(a)	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.

(b)	Based upon estimated amounts for the Fund’s initial fiscal year.

(c)
The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before March 31, 2021 and may be modified or terminated by the Investment Adviser at any time thereafter.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$680	$4,527
Class I Shares	$112	$4,161

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not included because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($14.5 billion as of September 30, 2019). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.
The Fund intends to seek to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Investment Adviser believes have above-average future growth potential relative to their peers.

The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

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Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Common Stock Risk. Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Small- and Mid-Cap Securities Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Small-cap and mid-cap companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by investment companies registered under the 1940 Act, such as the Fund. The rule may negatively impact the Fund and/or result in a change to its investment strategy. The Investment Adviser continues to evaluate the potential impact of the new governmental regulation on the Fund and may have to make changes to Fund strategies in the future. The compliance date for the new rule is December 1, 2019, as it relates to the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

New Fund Risk. The Fund is new, with limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

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Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Performance

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Russell 2500® Growth Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the Russell 2500® Growth Index and other benchmarks.

Investment Adviser

Cushing® Asset Management, LP is the Fund’s investment adviser.

Portfolio Managers

Jerry V. Swank, Founder, Chairman, Managing Partner and Chief Investment Officer of the Investment Adviser, Alan Norton, Portfolio Manager of the Investment Adviser and Thomas Norton, Portfolio Manager of the Investment Adviser are primarily responsible for the day-to-day management of the Fund’s portfolio. Each of Mr. Swank, Mr. Norton and Mr. Norton have been a portfolio manager of the Fund since the inception of the Fund in 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares by mail (Cushing® SMID Growth Focused Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at (888) 878-4080. You may also exchange shares of the Fund for shares of another Fund in the Cushing® Mutual Funds Trust. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment amount for Class A Shares is $2,000 and $250 for IRAs. For corporate sponsored retirement plans, there is no minimum initial investment. The minimum initial investment amount for Class I Shares is $250,000. The minimum subsequent investment for all share classes is $100.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income or capital gains, or a combination of the two, except when your investment is held in an IRA, 401(k) or other tax-advantaged account. Investments through tax- advantaged accounts may become taxable upon withdrawal from such accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($14.5 billion as of September 30, 2019). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.

The Fund intends to seek to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Investment Adviser believes have above-average future growth potential relative to their peers.

The Investment Adviser generally selects common stocks based on fundamental, bottom up research. The Investment Adviser focuses on those companies it believes have strong business history and prospects for the future, marketable products that stand out in their respective markets, and proven and capable management teams. In fundamental, bottom-up investing, the analysis of a security focuses on a specific company and its fundamentals, rather than on the industry in which that company operates or on the greater economy as a whole. Fundamental analysis is a method of evaluating a security in an attempt to assess its intrinsic value, by examining related economic, financial, and other qualitative and quantitative factors. The Investment Adviser evaluates management teams based on face to face meetings and interviews, as well as their individual backgrounds. A thorough analysis of company financial statements is performed to ensure the company can execute on its growth plans. The Investment Adviser also reviews a company’s intellectual property such as patents, manufacturing expertise and sales, and marketing strengths. A prospective company is also reviewed relative to its peer group and relevant competitors.

The Fund will utilize stop loss thresholds of 20% or less, except in cases where the Investment Adviser feels the threshold has been breached due to abnormal market conditions unrelated in the longer term to the stock in question. A stop loss threshold is when the Fund’s exposure to a security is reduced after reaching a certain threshold of cumulative losses (such as the 20% used by the Fund). The Investment Adviser establishes target valuations that it believes constitute fair value given market conditions and will generally sell Fund positions when those securities meet that target price range. As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund is a non-diversified fund. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Additional Non-Principal Investment Strategies of the Fund and General Portfolio Policies

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Temporary Defensive Strategies. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

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Principal Risks of Investing in the Fund

The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Common Stock Risk. Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Small- and Mid-Cap Securities Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Small-cap and mid-cap companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by investment companies registered under the 1940 Act, such as the Fund. The rule may negatively impact the Fund and/or result in a change to its investment strategy. The Investment Adviser continues to evaluate the potential impact of the new governmental

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regulation on the Fund and may have to make changes to Fund strategies in the future. The compliance date for the new rule is December 1, 2019, as it relates to the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

New Fund Risk. The Fund is new, with limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

Healthcare. Companies in this sector are subject to extensive litigation based on product liability and similar claims, dependence on patent protection and expiration of patents, competitive forces that make it difficult to raise prices, long and costly regulatory processes, and product obsolescence, all of which may adversely affect the value of those holdings.

Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally, limited product lines, markets, financial resources, or personnel, rapid product obsolescence and frequent new product introduction, dramatic and unpredictable changes in growth rates, and dependence on patent and intellectual property rights.

Additional Non-Principal Risks of Investing in the Fund

Investments by Large Shareholders. From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Dependence on Key Personnel. The Fund is dependent upon the Investment Adviser’s key personnel for their future success and upon the Investment Adviser’s access to certain individuals and investments in the energy infrastructure sector. In particular, the Fund will depend on the diligence, skill and network of business contacts of the personnel of the Investment Adviser and its portfolio managers, who will evaluate, negotiate, structure, close and monitor the Fund’s investments.

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Conflicts of Interest of the Investment Adviser. Conflicts of interest may arise because the Investment Adviser and its affiliates generally will be carrying on substantial investment activities for other clients, including, but not limited to, other managed accounts or pooled investment vehicles in which the Fund will have no interest. The Investment Adviser or its affiliates may have financial incentives to favor certain of such accounts over the Fund. Any of their proprietary accounts and other customer accounts may compete with the Fund for specific trades. Notwithstanding these potential conflicts of interest, the Board and officers of the Fund has a fiduciary obligation to act in the Fund’s best interest.

Technology and Cyber Security Risk. As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its stockholders, potentially resulting in, among other things, financial losses; the inability of Fund stockholders to transact business and the Fund to process transactions; inability to calculate the Fund’s net asset value; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value.

Terrorism and Market Disruption Risk. Terrorist attacks and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Global political and economic instability could affect the operations of companies in which the Fund invests in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. The U.S. government has issued warnings that natural resources assets, specifically pipeline infrastructure and production, transmission and distribution facilities, may be future targets of terrorist activities. In addition, changes in the insurance markets have made certain types of insurance more difficult, if not impossible, to obtain and have generally resulted in increased premium costs.

Regulatory Risk. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practice. For example, many of the changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act could materially impact the value of assets the Fund holds. Certain regulatory authorities may also prohibit or restrict the ability of the Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

The change in presidential administration has impacted, and continues to have the potential to impact, the regulation of United States financial markets. Areas subject to change, amendment or repeal include the Dodd-Frank Act, including the Volcker Rule, the authority of the Federal Reserve and Financial Stability Oversight Council, and renewed proposals to separate banks’ commercial and investment banking activities. The Financial CHOICE Act, which was passed by the U.S. House of Representatives in June 2017, would, if enacted, roll back parts of the Dodd- Frank Act. Other changes pursued by the current presidential administration include the United States’ withdrawal from, or attempt to renegotiate, various trade agreements or the taking of other actions that may change current trade policies of the United States. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States. The Fund may be affected by governmental action in ways that are

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not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Regulators in the United Kingdom have called for the LIBOR to be abandoned by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Such developments could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of securities in which the Fund invests and financial markets generally.

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund is regulated. The Investment Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria, Russia, Ukraine and the Middle East, possible terrorist attacks in the United States and around the world, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and posture vis-a-vis Ukraine, increasingly strained relations between the United States and a number of foreign countries including traditional allies, such as certain European countries and historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, tensions between the United States and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the United Kingdom’s impending withdrawal from the European Union and the resulting profound and uncertain impacts on the economic and political future of the United Kingdom, the exit or potential exit of one or more countries from the EU or the European Monetary Union, the European Union and global financial markets, further downgrade of U.S. Government securities, the unpredictability of the current U.S. presidential administration and other similar events, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know and cannot predict how long the securities markets may be affected by these events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organization to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Investment Policies and Objectives

The Fund has a name which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategies section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, the daily marked to market value of synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. To the extent that the Fund has sufficient information regarding the portfolio holdings of other investment companies in which it invests, the Fund “looks through” to the underlying holdings of other investment companies, including exchange-traded funds (ETFs), in which the Fund invests, for purposes of the Fund’s 80% policy . The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any changes in the Fund’s non-fundamental policy with respect to investments of a type suggested by its name. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

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MANAGEMENT OF THE FUND

The Board is responsible for supervising the operations and affairs of the Fund and overseeing the actions of the Investment Adviser and the distributor. The Trust’s officers, who are all officers or employees of the Investment Adviser or its affiliates, are responsible for the day-to-day management and administration of the Fund’s operations.

Investment Adviser

Subject to the overall supervision of the Board, the Fund is managed by Cushing Asset Management, LP. The Investment Adviser is an SEC-registered investment adviser whose principal business address is 300 Crescent Court, Suite 1700, Dallas, Texas 75201.

Advisory Agreement

The Investment Adviser manages the overall investment operations of the Fund in accordance with its investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of an investment advisory agreement between the Investment Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”).

Under the terms of the Advisory Agreement, the Fund pays the Investment Adviser a fee, payable at the end of each calendar month, at an annual rate equal to a 0.80% of the average daily value of the Fund’s “Managed Assets” during such month.

As used in the Advisory Agreement, “Managed Assets” means the total assets of the Fund, minus all accrued expenses incurred in the normal course of operations other than liabilities or obligations attributable to investment leverage, including, without limitation, investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), and/or (ii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objective and policies.

The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses of each share class (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10%, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before March 31, 2021 and may be modified or terminated by the Investment Adviser at any time thereafter.

Portfolio Management

Jerry V. Swank is Founder, Chairman, Managing Partner and Co-Chief Investment Officer of the Investment Adviser. Mr. Swank formed Swank Capital, LLC and the Investment Adviser in 2000 and 2003, respectively. Prior to forming the firm, Mr. Swank was President of John S. Herold, Inc., an oil and gas research company (now part of IHS Markit). Prior to joining John S. Herold, Inc., Mr. Swank held institutional equity and fixed-income sales roles at Credit Suisse First Boston and served as an analyst and portfolio manager with Mercantile Texas Corp. He received a BA from the University of Missouri (Economics) and an MBA from the University of North Texas. Mr. Swank currently serves on the board of directors of The Cushing® MLP & Infrastructure Total Return Fund, The Cushing® Energy Income Fund, The Cushing® Renaissance Fund, and Cushing® Mutual Funds Trust . Mr. Swank has been a portfolio manager of the Fund since its inception in 20 20 .

Alan E. Norton is a Portfolio Manager of the Investment Adviser. Mr. Norton joined the Investment Adviser in 2019 and has continually managed mid cap growth portfolios since 1999. Mr. Norton began his investment career with Fidelity Investments in 1987. From 2014-2019, Mr. Norton was managing director and a portfolio manager of Cold Creek Capital,

10

Inc., managing small cap, mid cap and SMID concentrated growth strategies. From 2008-2013, he was formerly vice president and team leader of Bright Rock Capital’s Small and Mid Cap Growth strategies. Mr. Norton spent over 6 years as a senior vice president and team leader of the Small and Mid Cap Growth strategies at John Hancock Advisers/ MFC Global US, LLC. Prior to Joining John Hancock, he worked at The Colony Group as a senior portfolio manager and member of the firm’s management committee. Prior to The Colony Group, Mr. Norton worked at Congress Asset Management where he created the mid cap growth strategy in 1999 and held the roles of portfolio manager and director of research. He has managed separate portfolios for high net worth and institutional clients, as well as mutual funds. Mr. Norton has a Bachelor of Arts degree in History from Trinity College in Hartford, Connecticut. He also holds a Master of Business Administration degree with a concentration in International Finance from the Babson Graduate School of Business. He holds the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute, and is a member of the CFA Society Boston. Mr. Norton has been a portfolio manager of the Fund since its inception in 20 20 .

Thomas P. Norton is a Portfolio Manager of the Investment Adviser. Mr. Norton joined the Investment Adviser in 2019. From 2014-2019, Mr. Norton was managing director and a portfolio manager of Cold Creek Capital, Inc., managing small cap, mid cap and SMID concentrated growth strategies. From 2010-2013, Mr. Norton served as an Investment Consultant with 1640 Investment Advisors, where he advised clients on investment strategy, asset allocation, portfolio management, and client relationship management. Prior to this, Mr. Norton served as vice president and portfolio manager for John Hancock Advisors/ MFC Global US, LLC, where he managed small and mid cap portfolios. During his eight-year tenure, Mr. Norton took over management of several additional funds to strengthen performance and improve the investment process. Prior to joining John Hancock, Mr. Norton was a portfolio manager and head of the Global Technology Sector Team for Baring Asset Management. Mr. Norton held responsibilities for portfolio management, equity research, portfolio risk analysis, and led an international team of analysts responsible for the firm’s global technology investment strategy. Mr. Norton began his career at State Street Bank, where he served as Assistant Treasurer and managed a staff of portfolio analysts responsible for investment analytics on institutional investment plans. Mr. Norton earned a Bachelor of Arts degree from Dartmouth College, a Master of Business Administration degree from the University of Massachusetts, and is a CFA. Mr. Norton is a member of the CFA Institute and CFA Society Boston, and has served as a member on the CFA Society Boston Communication Committee. Mr. Norton has been a portfolio manager of the Fund since its inception in 2019.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

PRIOR RELATED PERFORMANCE INFORMATION OF THE PORTFOLIO MANAGERS

The Fund is newly organized and has no performance record of its own. The following table sets forth historical composite performance information for all accounts (each an “Account”) managed by the portfolio managers on a discretionary basis with investment objectives, policies and strategies substantially similar to those of the Fund (the “Composite”). The portfolio managers do not manage any other accounts with an investment objective, policies or strategies substantially similar to those of the Fund . Performance data for the Composite is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund. The Accounts are separate and distinct from the Fund. Performance data for the Composite is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Investment Adviser.

Jerry V. Swank, Alan Norton and Thomas Norton are primarily responsible for the day-to-day management of the Fund’s portfolio and the Accounts. The performance information of the Composite for periods prior to July 1, 2019, includes the performance of Accounts managed by Alan Norton and Thomas Norton while employed by a firm unaffiliated with the Investment Adviser (the “Prior Adviser Accounts”). Alan Norton and Thomas Norton exercised final decision-making authority over all material aspects concerning the investment objective, policies, strategies, and security selection decisions of the Prior Adviser Accounts, and continue to exercise the same level of authority and discretion in managing the Fund and the Accounts. No individual other than Alan Norton and Thomas Norton played a significant role in the performance results of the Prior Adviser Accounts. While at the prior firm, Alan Norton and Thomas Norton managed

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no other accounts with investment objectives, policies and strategies substantially similar to those of the Fund and the Composite.

The Investment Adviser prepared and presented the Composite performance in compliance with the Global Investment Performance Standards (GIPS®). The Investment Adviser’s policies and procedures for valuing portfolios, calculating performance and preparing compliant presentations as well as copies of compliant presentations and a list of composite descriptions are available upon request.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies and the use of a methodology different from that used to calculate the performance below could result in different performance data.

“Net of fees” returns reflect the deduction of actual or model investment management fees, as well as the deduction of any execution costs or account fees paid by Accounts within the Composite, without taking into account federal or state income taxes, while “gross of fees” returns do not reflect the deduction of investment management fees. The Fund’s fees and expenses are generally expected to be higher than those of the Composite. If Accounts within the Composite had been subject to the Fund’s fees and expenses, the performance shown below would have been lower.

The Accounts within the Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code. Consequently, Composite performance results may have differed had the Accounts been managed in order to be regulated as an investment company under the federal securities laws and tax laws. As a result of not being regulated as an investment company under the federal securities laws and tax laws, the Accounts have been, at times, concentrated in a smaller number of investments. To the extent that those investments have outperformed the Composite’s performance benchmark, the Composite has been more likely to outperform, and to the extent that those investments have underperformed the Composite’s performance benchmark, the Composite has been more likely to underperform. The Accounts are not subject to daily inflows and outflows like registered mutual funds, such as the Fund. As a result, the Fund may experience greater portfolio turnover and/or more periods during which it is less than fully invested due to shareholder activity, which may adversely affect performance.

Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular Account. The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The performance data shown below should not be considered a substitute for the Fund’s own performance information.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND.

Calendar Year Total Pre-Tax Returns (as of December 31, 2019)†

Year	Composite* Total Pre-Tax Return (Net of Fees)	Composite* Total Pre-Tax Return (Gross of Fees)	Russell 2500® Growth Index[1]
2019	19.54%	20.74%	32.65%
2018	15.73%	16.89%	(7.47)%
2017	46.71%	47.93%	16.12%

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Average Annual Total Pre-Tax Returns (as of December 31, 2019)†

Time Period	Composite* Net of Fees	Composite* Gross of Fees	Russell 2500® Growth Index[1]
1 Year	19.54%	20.74%	32.65%
2 Years	17.62%	18.80%	10.79%
Since Inception	28.35%	29.64%	13.31%

*	The Composite consists of six (6) Accounts having aggregate total assets of approximately $ 6 million as of September 30, 2019. Composite inception date was March 2 , 2017.

†
“Net of fees” returns in the tables above reflect the deduction of model investment management fees and expenses (including sales load if applicable) paid by the Accounts, without taking into account federal or state income taxes, while “ gross of fees” returns do not reflect the deduction of investment management fees.

[1]
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell’s leading style methodology.

FUND EXPENSES

The Fund, and therefore its shareholders, pays all of its expenses other than those expressly assumed by the Investment Adviser. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Fund expenses include, but are not limited to, (1) fees paid to the Investment Adviser and the Fund’s administrator; (2) fees of the Fund’s independent registered public accounting firm, custodian and transfer agent fees, and certain related expenses; (3) taxes; (4) income tax expense; (5) brokerage fees and commissions; (6) interest; (7) costs incident to meetings of the Board and meetings of the Fund’s shareholders; (8) costs of printing and mailing Prospectuses and reports to shareholders and the filing of reports with regulatory bodies; (9) legal fees and disbursements; (10) fees payable to federal and state regulatory authorities; (11) fees and expenses of Trustees who are not “interested” persons, as defined by the 1940 Act, of the Fund; (12) with respect to Class A Shares, applicable Distribution (12b-1) Plan and Service Plan fees; and (13) any extraordinary expenses.

NET ASSET VALUE

The net asset value per share for each class of shares of the Fund is determined once daily as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open for trading. The Board reserves the right to calculate the net asset value per share and adjust the offering price more frequently than once daily if deemed desirable. Net asset value per share for each class is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest and the Fund’s deferred tax asset, if applicable, less any applicable valuation allowance) attributable to such class, less all liabilities (including accrued expenses and the Fund’s deferred tax liability, if any) attributable to such class, by the total number of shares of the class outstanding. Differences in net asset values per share of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the differential in the dividends that may be paid on each class of shares.

The Fund will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Board from time to time. The valuation of the portfolio securities of the Fund currently includes the following processes:

i.
The market value of each security listed or traded on any recognized securities exchange or automated quotation system will be the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”). Securities

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traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no sale is reported on that date, the closing price from the prior trading day may be used if no sales occur on a particular day.

ii.
Debt securities will be valued based on evaluated mean prices by an outside pricing service that employs a pricing model that takes into account bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). If a price cannot be obtained from pricing services, quotes from market makers or brokers may be used. When possible, more than one market maker or broker should be utilized and the mean of bid and ask prices should be used.

iii.
Private Placements in Public Entities (“PIPES”) will be valued using the price of the publicly traded common stock as a baseline, deducting the discount realized on the original purchase and amortizing the difference over the restricted period.

iv.
Asset-backed securities will be valued using a pricing service pursuant to a pricing model that takes into account spreads adjusted to reflect, among other things, the issuer’s collateral, seasoning, average life, any credit enhancements as well as prepayment speed levels (adjusted for, among other things, issuer’s collateral, average life, and historical prepayment data).

v.
Listed options on debt or equity securities are valued at the last sale price or, if there are no trades for the day, the mean of the bid price and ask price. Unlisted options on debt or equity securities are valued based upon their composite bid prices if held long, or their composite ask prices if held short. Futures are valued at the settlement price. Premiums for the sale of options written by the Fund will be included in the assets of the Fund, and the market value of such options will be included as a liability.

vi.
For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are valued as of the close of regular trading on the NYSE each day the NYSE is open for trading and translated into U.S. dollar equivalents at the current prevailing market rates as quoted by a pricing service.

vii.	Over-the-counter options on foreign securities and currencies are fair valued by obtaining the “last available bid” from a single dealer that is either the writer or purchaser of the option.

viii.
Whenever trading in a listed security held in the portfolio of the Fund is halted for any reason or a foreign market’s trading limits are triggered, and in the absence of factors which the Investment Adviser believes would require specific individual Valuation Committee consideration, the fair value of shares of such security will be the last sale price of such security. If, however, the Investment Adviser believes that the last sale price does not reflect the fair value of such security, then the value of such security will be determined by the Valuation Committee based on factors the Valuation Committee deems relevant. Whenever any such valuation determination is made, the Investment Adviser will monitor the market and other sources of information available to it in order to ascertain whether any change in circumstance would suggest a change in the value so determined and will report such changes to the Valuation Committee.

ix.
In the event that a security (“converting security”) is to be converted or exchanged for another security (“converted security”), as a result of a merger, restructuring or otherwise, and market quotations are readily available and are reliable with respect to the converted security, the fair value of the converting security will be calculated in accordance with the conversion or exchange formula and the market value of the converted security.

x.
Prices used to value the Fund’s other assets may be obtained from pricing agents or services approved or ratified by the Board, so long as the prices to be provided by such agents or services are calculated in a manner consistent with the Fund’s valuation methodologies. Any pricing agent or service approved by the Board for valuing a type of security may be used as a secondary source to value any other type of security if the primary source is unable to provide a price.

xi.
Dividends declared but not yet received, and rights in respect of securities which are quoted ex-dividend or ex-rights, will be recorded at the fair value of those dividends or rights, as determined by the Investment Adviser, which may (but need not) be the value so determined on the day such securities are first quoted ex-dividend or ex-rights.

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When determining the fair value of an asset, the Investment Adviser will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations will be based upon all available factors that the Investment Adviser deems relevant.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations of such securities that are primarily traded on non-U.S. exchange may occur at times or on days on which the Fund’s net asset value is not calculated and when shareholders will not be able to purchase or redeem the Fund’s shares. The Fund calculates its net asset value per share and, therefore, effects sales and redemptions of its shares, as of the close of trading on the NYSE each day the NYSE is open for trading.

If events occur between the time when a security’s price was last determined on a securities exchange or market and the time when the Fund’s net asset value is last calculated that the Investment Adviser deems materially affect the price of such security (for example, (i) movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets, (ii) a foreign securities market closes because of a natural disaster or some other reason, (iii) a halt in trading of the securities of an issuer on an exchange during the trading day or (iv) a significant event affecting an issuer occurs), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board, an effect of which may be to foreclose opportunities available to market timers or short-term traders. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar as quoted by a major bank.

DISTRIBUTION PLAN AND SERVICE PLAN

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor, and the Fund’s administrator and custodian, are affiliated companies. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

The Fund has adopted a distribution plan (the “Distribution Plan”) with respect to Class A Shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the “Service Plan”) with respect to the Class A Shares. Under the Distribution Plan and the Service Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing services to shareholders of each such class and the maintenance of shareholder accounts. Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.25% per year of its average daily net assets with respect to Class A Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long- term shareholders may pay more over time than the economic equivalent of the maximum front-end sales charges permitted by the rules of the FINRA. The net income attributable to a class of shares will be reduced by the amount of the distribution fees and service fees and other expenses of the Fund associated with that class of shares.

To assist investors in comparing classes of shares, the tables under the Prospectus heading “Fees and Expenses of the Fund” provide a summary of sales charges and expenses and an example of the sales charges and expenses applicable to each class of shares offered herein.

HOW TO DECIDE WHICH CLASS OF SHARES TO BUY

The Fund offers two different share classes — Class A Shares and Class I Shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for

15

each share class are different. By offering different classes of shares, the Fund permits each investor to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares.

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how much you intend to invest;

•	total costs and expenses associated with a particular share class; and

•	whether you qualify for a waiver or reduction of sales charges.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Comparison of Share Classes

	Class A Shares	Class I Shares

Terms	Offered at NAV plus a front-end sales charge, and purchases of $1 million or more that are redeemed within twelve months are subject to a contingent deferred sales charge (“CDSC”)	Offered at NAV with no front-end sales charge or CDSC
Ongoing Expenses	Higher than Class I Shares	Lower than Class A Shares
Minimum Investment	$2,000	$250,000*
Appropriate for Investors	Who prefer a single front-end sales charge with a longer investment horizon; or who qualify for reduced sales charges on larger investments	Designed for large institutional investors

Please see the information below for more information about each share class. Sales charges, if any, are retained by the Distributor or paid by the Distributor to your broker/dealer, financial adviser, or other financial intermediary.

Because the current Prospectus and Statement of Additional Information for the Fund are available on the Fund’s website free of charge, the Fund does not disclose the following share class information separately on the website.

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Class A Shares

Front-End Sales Charge. The following table shows the front-end sales charges for Class A Shares based on the amount invested in Class A Shares as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price,” the actual sales charge you pay may be more or less than that calculated using the percentages shown below:

Amount Invested	Sales Charge as a Percentage of Purchase Price	Sales Charge as a Percentage of Net Amount Invested	Reallowed to Dealer (As a Percentage of Purchase Price)
Less than $50,000	5.50%	5.82%	5.50%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $1 million	2.00%	2.04%	2.00%
$1 million or more*	None	None	None

* You may be assessed a CDSC of 1.00% if you redeem any of your shares within twelve (12) months of purchase.

Font-end sales charges will not be applied to shares purchased by reinvesting distributions.

The Investment Adviser or the Fund’s Distributor may pay a sales commission of up to 1.00% of the offering price of Class A shares to brokers that are responsible for aggregate purchases of $1 million or more.

Waiver of Class A Sales Charges. Front-end sales charges on Class A Shares are waived for the following purchasers:

•	any affiliate of the Investment Adviser or any of the Investment Adviser’s or the Fund’s officers, directors, employees or retirees;

•	registered representatives of any broker-dealer authorized to sell Fund shares, subject to internal policies and procedures of the broker-dealer;

•
members of the immediate families of any of the foregoing (i.e. parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	fee-based registered investment advisers, financial planners, bank trust departments or registered broker dealers who are purchasing on behalf of their customers; and

•	401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1,000,000 or more or have more than 100 participants.

You need to notify your financial intermediary or the Fund’s Transfer Agent if you qualify for a waiver of Class A sales charges.

Reduced Class A Sales Charges. You may qualify for reduced sales charges by aggregating prior purchases or purchases by related accounts or by agreeing to invest certain amounts in the future.

Prior Purchases. You may qualify for a reduced sales charge by aggregating the NAV of any Class A Shares you already own to the amount of your next investment for purposes of calculating the sales charge.

Purchases By Related Accounts. Concurrent and prior purchases of Class A Shares by certain other accounts may be combined with your purchase to determine your sales charge. Purchases made by you, your spouse or domestic

17

partner, your siblings and your dependent children for purposes of calculating the sales charge, including purchases in individual retirement, custodial and personal trust accounts, may be combined.

Letter of Intent. If you plan to make an aggregate investment of $50,000 or more in Class A Shares of the Fund over a 13-month period, you may reduce your sales charge by signing a non-binding letter of intent. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The Letter of Intent will apply to all purchases of Class A Shares of the Fund. Any shares purchased within 90 days prior to the date you sign the Letter of Intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter of Intent. If you establish a Letter of Intent with the Fund you can aggregate your accounts as well as the accounts of your spouse or domestic partner, your siblings and your dependent children. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the Letter of Intent. Class A Shares equal to 5.50% of the amount of the Letter Intent will be held in escrow during the 13- month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The Fund is not responsible for making this determination. You must notify the Transfer Agent or your financial intermediary at the time of purchase if a quantity discount is applicable. You may be required to provide the Fund or your financial intermediary with certain information or records to verify your eligibility for a quantity discount. Such information or records may include account statements or other records regarding the shares of the Fund held in all accounts (e.g., retirement accounts) of the investor and other eligible persons which may include accounts held at approved financial intermediaries. You should retain any records necessary to substantiate the purchase price of your Fund shares as the Fund and your financial intermediary may not retain this information.

Contingent Deferred Sales Charge. Class A Share purchases of $1 million or more are subject to a CDSC of 1.00% if redeemed within twelve months of purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge is assessed on Class A Shares derived from reinvestment of dividends or capital gain dividends. In calculating the CDSC applicable to a partial redemption of Class A Shares, the first shares redeemed are shares derived from reinvestment; all other shares are redeemed on a “first in first out” basis. You should retain any records necessary to substantiate the historical cost of your shares, as the Fund and your financial intermediary may not retain this information.
The Fund may waive the imposition of a contingent deferred sales charge on redemption of Class A Shares under certain circumstances and conditions, including without limitation, the following:

(i)	redemptions following the death or permanent disability (as defined by the Code) of a shareholder; and

(ii)	required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code.

Shareholders who think they may be eligible for a contingent deferred sales charge waiver should contact the Transfer Agent or their financial intermediary. A Shareholder must notify the Fund prior to the redemption request to ensure receipt of the waiver.

Distribution Plan and Service Plan. Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.25% per year of its average daily net assets with respect to Class A Shares of the Fund.

Involuntary Redemption. The Fund may redeem the Class A Shares in your account if the value of your account is less than $2,000 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than

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$2,000 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,000 before the Fund takes any action.

Class I Shares

Class I Shares may be purchased without the imposition of any front-end sales charge or CDSC and without any distribution (12b-1) fee or service fee. Class I Shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I Shares may also be offered through certain financial intermediaries or brokerage platforms that charge their customers transaction or other distribution or service fees with respect to their customer’s investments in the Fund. An investor transacting in Class I shares through a broker-dealer acting as agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Fund and do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees, generally may purchase Class I Shares, subject to investment minimums.

Involuntary Redemption. If your Class I Shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Class I Shares into Class A Shares, at which time your account will be subject to the involuntary redemption policies and procedures for Class A Shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Class I Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Class I Shares.

Revenue Sharing

The Investment Adviser and/or its affiliates may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Fund or which include them as investment options for their respective customers. These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Fund on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Investment Adviser’s own legitimate profits and other of its own resources (not from the Fund) and may be in addition to any Distribution Plan or Service Plan fees that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Fund to ensure that the levels of such advisory fees do not involve the indirect use of the Fund’s assets to pay for marketing, promotional or related services.

Because revenue sharing payments are paid by the Investment Adviser, and not from the Fund’s assets, the amount of any revenue sharing payments is determined by the Investment Adviser. In addition to the revenue sharing payments described above, the Investment Adviser may offer other incentives to sell shares of the Fund in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated

19

persons to sell shares of the Fund to you instead of shares of other funds. Contact your financial intermediary for details about revenue sharing payments it may receive. Notwithstanding the revenue sharing payments described above, the Investment Adviser is prohibited from considering a broker-dealer’s sale of any of the Fund’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Fund or any affiliated investment company is a qualifying or disqualifying factor in the Investment Adviser’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Fund. Financial intermediaries are also responsible for providing to you any communication from the Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the 1940 Act. They may charge additional fees not described in this Prospectus to their customers for such services. These fees would be in addition to those imposed by the Fund. They may also set different minimum investments or limitations on buying or selling shares. If shares of the Fund are held in a “street name” account with a financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Fund and its transfer agent. If you are investing through a financial intermediary please contact your financial intermediary or refer to your program materials for more information regarding any special provisions or conditions that may be different from those described in this Prospectus. As of the date of this Prospectus, no arrangements whereby financial intermediaries will offer variations in, or eliminations of, front end sales charges or contingent deferred sales charges are in place.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Orders that are received before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) or any earlier NYSE closing time that day will be priced and processed at the NAV calculated as of the close of that business day, plus any applicable sales charges. Orders received after the close of regular trading on the NYSE will be priced at the NAV next calculated after the order is received, plus any applicable sales charges. You may purchase shares of any Fund by check, wire or Automatic Clearing House (ACH) network. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund cannot accept post- dated checks or any conditional order or payment.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. U.S. citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address. The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

Anti-Money Laundering Program. In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Compliance

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Program. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Transfer Agent at (888) 878-4080 if you need additional assistance when completing your application. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund reserves the right to close the account within five business days if clarifying information/documentation is not received.

Minimum Investments

Class A Shares. The minimum initial investment in Class A Shares of the Fund is $2,000 for regular accounts and $250 for IRAs. For corporate sponsored retirement plans, there is no minimum initial investment. The minimum subsequent investment is $100. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. The Fund may waive the minimum investment requirements from time to time. Investors purchasing the Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Class I Shares. The minimum initial investment in Class I Shares of the Fund is $250,000. The minimum subsequent investment is $100. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. The Fund reserves the right to waive or reduce the minimum initial investment amount for Class I Shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Class I Shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Investment Adviser, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Purchase By Mail

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it together with your check made payable to the Fund, to one of the addresses below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper and mail it with your check made payable to the Fund to:

For regular mail delivery:	For overnight delivery:

Cushing® SMID Growth Focused Fund	Cushing® SMID Growth Focused Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202-5207
The Fund and its Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications, orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

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Purchase By Wire

A completed Account Application must be sent to the Transfer Agent prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at (888) 878-4080 between 9:00 a.m. and 8:00 p.m. Eastern time (6:00 a.m. and 5:00 p.m. Pacific time), on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at (888) 878-4080. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Cushing® SMID Growth Focused Fund
(Shareholder Name, Shareholder Account #)

Purchase Through Financial Intermediaries

You may purchase and redeem shares of the Fund through certain financial intermediaries that have made arrangements with the Fund to receive purchase and redemption orders. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. When you place your order with such a financial intermediary, or its designee, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The financial intermediary holds your shares in an omnibus account in its (or its agent’s) name, and the financial intermediary maintains your individual ownership records. The Investment Adviser may pay the financial intermediary for maintaining these records as well as providing other shareholder services. The financial intermediary may charge you a fee for handling your order. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus or Summary Prospectus.

If you decide to purchase shares through a financial intermediary, please carefully review the program materials provided to you by your financial intermediary, because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

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Purchase requests submitted to a financial intermediary after the financial intermediary’s imposed cut-off time may not be received by the Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV, plus any applicable sales charges, calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, you should contact your financial intermediary directly.

To inquire about an agreement to sell shares of the Fund, financial intermediaries should call the Fund at (888) 777-2346.

Telephone Purchase

You may purchase additional shares of the Fund by calling (888) 878-4080. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Only bank accounts held at domestic financial institutions that are ACH members can be used for such transactions. Your account must be open for 7 business days and you must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of regular trading on the NYSE, your shares will be purchased at the applicable net asset value calculated on that date plus any applicable sales charge. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Transfer Agent at (888) 878-4080 and request an application. Signed applications should be received by the Transfer Agent at least 7 business days prior to your initial transaction and your financial institution must be a member of the Automated Clearing House (“ACH”) network. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at (888) 878-4080 or in written form five days prior to the effective date.

Retirement Plans

You may invest in the Fund under the following retirement plans:

•	Coverdell Education Savings Account

•	Traditional IRA

•	Roth IRA

•	SEP-IRA for sole proprietors, partnerships and corporations

•	SIMPLE-IRA

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The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in them. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details about fees are outlined in the Fund’s Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

Exchange Privilege

You can exchange your shares of the Fund for the corresponding class of shares in another Fund in the Cushing Mutual Funds Trust (if available). Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at (888) 878-4080. Be sure to read the current Prospectus for the Fund into which you are exchanging. Exchanges may only be made on days when both affected Funds are open for business. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

HOW TO REDEEM SHARES

You may redeem (sell) Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemption requests that are received before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) or any earlier NYSE closing time that day will be priced and processed at the NAV calculated as of the close of that business day. Requests received after the close of regular trading on the NYSE will be processed at the NAV calculated as of the close of business on the next business day. Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan accounts may be redeemed by telephone at (888) 878-4080. Investors will be asked whether or not to withhold taxes from any distribution.

Redemption By Mail

You may request to redeem Fund shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next calculated NAV. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. To be in “good order,” redemption requests must include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of shares of the Fund or the dollar value of shares of the Fund to be redeemed; (iv) signatures by all of the shareholders whose names appear on the account registration with any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the ACH network to the bank account that you have designated on your Account Application. If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold U.S. federal income tax (generally 10%). Unless a redemption request specifies not to have U.S. federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the section entitled, “Signature Guarantees.”

The Fund reserves the right to change the requirements of “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

Redemption By Telephone

Unless you have declined telephone privileges on your account, you may redeem all or some of your Fund shares, up to a maximum of $100,000 per transaction, by calling the Transfer Agent at (888) 878-4080 between 9:00 a.m. and 8:00 p.m. Eastern time (6:00 a.m. and 5:00 p.m. Pacific time), on a day when the NYSE is open for trading. Redemption

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requests received before the NYSE close on that day will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the account address or transferred to the bank account you have designated on your Account Application. If you have recently changed your address or banking information you may or may not be able to redeem via telephone (see “Signature Guarantees” below).

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “Purchase By Mail”. Your written request for telephone privileges must include the appropriate Fund’s name and account number and must be signed by the registered owner(s) of the account. A signature guarantee, or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, may also be required. Please contact the Transfer Agent at (888) 878- 4080 before sending your instruction. Telephone redemption requests must be received before the close of regular trading on the NYSE to be priced and processed as of the close of business on that day. Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making telephone redemptions during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Signature Guarantees

To protect the Fund and its shareholders, a signature guarantee from either a Medallion program member or a non-Medallion program member is required in each of the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;

•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

•	Account ownership is being changed; and

•	The redemption request is over $100,000.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

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Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Fund may waive the signature guarantee for employees and affiliates of the Investment Adviser, the Distributor, the administrator and family members of the foregoing.

Payment of Redemption Proceeds

Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment for the purchase has cleared, whichever occurs first.
If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete or share specific redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2 to 3 business days.

Source of Redemption Proceeds

The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions and during periods when the Fund receives an unusually large number of redemption requests, the Fund may, but is not required to, borrow by obtaining a line of credit from a financial institution to meet redemption requests. The Fund generally pays redemption proceeds in cash. However, if the Fund determines that it would be detrimental to its remaining shareholders to make payment of a redemption order wholly in cash, the Fund may pay a portion of your redemption proceeds in securities or other Fund assets. In-kind redemptions may be in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities or other assets distributed to you, as well as taxes on any capital gains from that sale.

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (1) during any period when the NYSE is closed (other than customary weekend and holiday closings); (2) when trading in the markets that the Fund ordinarily use is restricted, (3) when an emergency exists as determined by the SEC such that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (4) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

Involuntary Redemption

Class A Shares. The Fund may redeem the Class A Shares in your account if the value of your account is less than $2,000 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,000 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,000 before the Fund takes any action.

Class I Shares. If your Class I Shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Class I Shares into Class A Shares, at which time your account will be subject to the involuntary redemption policies and procedures for Class A Shares. Any such conversion will occur at the relative net asset value of the two share

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Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Class I Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Class I Shares.

Systematic Withdrawal Plan

You may redeem your Class A Shares through the Systematic Withdrawal Plan. The Systematic Withdrawal Plan is not available for redemption of Class I Shares. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the ACH network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Withdrawal Plan may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time calling (888) 878-4080 or by writing to the Transfer Agent five days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

MARKET TIMING AND ABUSIVE-TRADING ACTIVITY POLICY

Frequent purchases and redemptions of the Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund and has adopted the policies and procedures with respect to frequent purchases and redemptions of shares described below. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, the Fund cannot guarantee that such trading will not occur.

•
The Fund reserves the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

•
The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder’s trading activity, the Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the Fund.

•
If frequent trading or market timing is detected, the Fund, based on an assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

DISTRIBUTIONS

The Fund intends to pay substantially all of its net investment income to shareholders through quarterly distributions. In addition, the Fund intends to distribute any net long-term capital gains to shareholders at least annually. The Fund expects that distributions paid on the shares will consist primarily of (i) investment company taxable income, which includes, among other things, ordinary income, net short-term capital gain and income from certain hedging and interest rate transactions, and (ii) net capital gain (which is the excess of net long-term capital gain over net short-term capital loss).

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To permit the maintenance of a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s net asset value. Correspondingly, such amounts, once distributed, will be deducted from the Fund’s net asset value.

Dividend Reinvestment Plan

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1)	receive dividends in cash while reinvesting capital gain distributions in additional Fund shares;

(2)	receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or

(3)	receive all distributions in cash.

Distributions are taxable whether received in cash or additional Fund shares.

You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling (888) 878-4080 at least five (5) days prior to record date of the next distribution. If no selection is made on the Account Application, all distributions will be automatically reinvested in additional Fund shares.

If you elect to receive distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the applicable Fund, and to reinvest all subsequent distributions.

TAX MATTERS

The following is a summary of certain U.S. federal income tax considerations generally applicable to the Fund and shareholders that acquire common shares and that hold such common shares as capital assets within the meaning of the Code (generally, property held for investment). This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, judicial authorities, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, as in effect as of the date hereof, all of which are subject to change or differing interpretations by the courts or the IRS, possibly with retroactive effect. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors (for example, non-U.S. investors), some of which may be subject to special tax rules. No ruling has been or will be sought from the IRS regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders subject to special provisions of the Code). This summary of U.S. federal income tax considerations is for general information only. Prospective investors must consult their tax advisors to determine the U.S. federal income tax consequences of acquiring, holding and disposing of common shares, as well as the effects of state, local, and non-U.S. tax laws.

The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). The Fund intends to distribute at least annually substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

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Distributions paid to you by the Fund from its investment company taxable income are generally taxable to you as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Certain properly designated distributions may, however, qualify (provided that holding period and other requirements are met by both the Fund and the shareholder) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at a reduced maximum rate to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. There can be no assurance as to what portion of the Fund’s distributions will qualify for the dividends received deduction or for treatment as qualified dividend income.

Distributions made to you from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”), including capital gain dividends credited to you but retained by the Fund, are taxable to you as long- term capital gains if they have been properly reported by the Fund, regardless of the length of time you have owned Fund shares. For individuals, long-term capital gains are generally taxed at a reduced maximum rate.

If, for any calendar year, the Fund’s total distributions exceed both the current taxable year’s earnings and profits and accumulated earnings and profits from prior years, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the common shares, reducing that basis accordingly. Such distributions exceeding the shareholder’s basis will be treated as gain from the sale or exchange of the shares. When you sell your shares in the Fund, the amount, if any, by which your sales price exceeds your basis in the shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares.

Generally, after the end of each year, you will be provided with a written notice reporting the amount of ordinary dividend income, capital gain dividends and other distributions (if relevant).

The sale or other disposition of shares of the Fund will generally result in capital gain or loss to you which will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by you (including amounts credited to you as an undistributed capital gain dividend). Any loss realized on a sale of shares of the Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date of disposition of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, under current law short-term capital gain is taxed at the U.S. federal income tax rates applicable to ordinary income, while long-term capital gain generally is taxed at a reduced maximum U.S. federal income tax rate. The deductibility of loses is subject to limitations.

Dividends and other taxable distributions are taxable to shareholders. If the Fund pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends and certain other payments paid to non-exempt holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, generally their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

The foregoing is a general and abbreviated summary of the provisions of the Code and the regulations promulgated thereunder in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Fund and its shareholders can be found in the SAI that is incorporated by

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reference into this Prospectus. Shareholders are urged to consult their tax advisors regarding the U.S. federal, foreign, state and local tax consequences of investing in the Fund.

GENERAL INFORMATION

Householding

To help keep the Fund’s costs as low as possible, the Fund generally delivers a single copy of most financial reports and Prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a Summary Prospectus, Prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at (888) 878-4080 and the Fund will begin individual delivery within 30 days of your request. If your account is held through a financial intermediary, please contact them directly to request individual delivery. This policy does not apply to account statements.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Closure of the Fund

The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (888) 878-4080 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

IRA Accounts

IRA accounts will be charged a $15 annual maintenance fee.

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PRIVACY POLICY

In order to conduct its business, the Fund collects and maintains certain nonpublic personal information about their shareholders with respect to their transactions in shares of the Fund. This information includes:

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information the Fund receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

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information about your transactions with the Fund, its affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

The Fund does not disclose any nonpublic personal information about you, the Fund’s other shareholders or the Fund’s former shareholders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. To protect your personal information internally, the Fund restricts access to nonpublic personal information about the Fund’s shareholders to those employees who need to know that information to provide services to our shareholders. The Fund also maintains certain other safeguards to protect your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non- public personal information would be shared with nonaffiliated third parties.

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INVESTMENT ADVISER

Cushing® Asset Management, LP
300 Crescent Court
Suite 1700
Dallas, Texas 75201

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
One Victory Park, 2323 Victory Avenue, Suite 2000
Dallas, Texas 75219

DISTRIBUTOR

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Prospectus dated January 31 , 2020
CUSHING® SMID GROWTH FOCUSED FUND

Class A Shares ( CSGOX )

Class I Shares ( CSGNX )

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recently completed fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more details about the Fund and its policies. The current Statement of Additional Information is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To Obtain Information

The Statement of Additional Information and the Fund’s Annual Report are available, without charge, upon request. To obtain a free copy of the Statement of Additional Information or the Annual Report, or if you have questions about the Fund:

By Internet:

Go to www.cushingfunds.com.

By Telephone:

Call (888) 878-4080 or your securities dealer.

By Mail:

Write to:
Cushing Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

From the SEC:

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov.

Investment Company Act File Number 811-23293

Cushing® SMID Growth Focused Fund

Class A Shares ( CSGOX )
Class I Shares ( CSGNX )

300 Crescent Court
Suite 1700
Dallas, Texas 75201

a series of
Cushing® Mutual Funds Trust
Statement of Additional Information
Dated January 31 , 2020
This Statement of Additional Information (the “SAI”) supplements the information contained in the Prospectus dated January 31 , 2020 (the “Prospectus”) of Cushing® SMID Growth Focused Fund (the “Fund”), a series of Cushing® Mutual Funds Trust (the “Trust”), an open-end management investment company organized on September 12, 2017 as a statutory trust under the laws of the State of Delaware. This SAI is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund and it should be read in conjunction with the Prospectus.

To obtain a copy of the Prospectus, please write to Cushing Mutual Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or call (888) 878-4080. The Prospectus is also available on the Fund’s website www.cushingfunds.com.

The Fund is managed by Cushing® Asset Management, LP (the “Investment Adviser”).

THE FUND

The Fund is a series of the Trust, an open-end management investment company organized on September 12, 2017 as a statutory trust under the laws of the State of Delaware. The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The Fund offers two different share classes: Class A and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees of the Trust (the “Board”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date. The Board may establish and offer shares of other series of the Trust at any time.
Under the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.
INVESTMENT STRATEGIES AND RISKS
The sections below describe, in greater detail than in the Prospectus, some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund’s principal investment strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.
Rights and Warrants
The Fund may invest in rights and warrants. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. Rights are similar to warrants except that they have a substantially shorter term. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus producing a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.
When-Issued and Delayed Delivery Transactions
The Fund may purchase and sell portfolio securities on a when-issued and delayed delivery basis. No income accrues to the Fund on securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher or lower than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for the Fund’s portfolio consistent with the Fund’s investment objectives and policies and not for the purpose of investment leverage. Since the market value of both the securities or currency subject to the commitment and the securities or currency held as segregated assets may fluctuate, the use of commitments may magnify the impact of interest rate changes on the Fund’s net asset value. A commitment sale is covered if the Fund owns or has the right to acquire the underlying securities or currency subject to the commitment. A commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. By entering into a commitment sale transaction, the Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the commitment sale.
Investment Company Securities
The Fund may invest in securities of other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations or as may otherwise be permitted by the 1940 Act. The ETFs and ETNs in which the Fund may invest may include exchange traded index and bond funds. Exchange-traded index products seek to track the performance of various securities indices. Shares of exchange-traded index products have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if the Fund invests in such investment companies or investment funds, the Fund’s shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Adviser), but also will indirectly bear similar expenses of the underlying investment companies or investment funds.
Borrowing, Reverse Repurchase Agreements and Similar Transactions
The Fund may borrow from banks and may enter into reverse repurchase agreements and economically similar transactions up to the amounts allowable under the 1940 Act (currently up to 33 1/3% of the Fund’s total assets, including the amount borrowed). The Fund may also borrow for temporary purposes in an amount not in excess of 5% of the value of its total assets at the time the borrowing is made. The Fund has no current intention to borrow money other than for temporary purposes.

Borrowing by the Fund creates special risk considerations such as greater potential volatility in the net asset value of the shares and in the yield on the Fund’s portfolio. Borrowing by the Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Borrowing will create interest expenses for the Fund which can exceed the income from the assets obtained with the proceeds. To the extent the income derived from securities purchased with funds obtained through borrowing exceeds the interest and other expenses that the Fund will have to pay in connection with such borrowing, the Fund’s net income will be greater than if the Fund did not borrow. Conversely, if the income from the assets obtained through borrowing is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if the Fund did not borrow, and therefore the amount available for distribution to shareholders will be reduced. In the event that the values of the Fund’s portfolio securities do not appreciate or, in fact, depreciate, the Fund would be forced to liquidate a portion of its portfolio, which could be significant depending upon the magnitude of the decline in value of the Fund’s assets, to pay interest on, and repay the principal of, any such borrowings. Even in the event that any assets purchased with the proceeds of such borrowings appreciate as anticipated by the Investment Adviser, a portion of the Fund’s assets may be required to be liquidated to meet scheduled principal and interest payments with respect to such borrowings. Any such liquidations may be at inopportune times and prices. Utilization of investment leverage would result in a higher volatility of the net asset value of the Fund. The effect of leverage in a declining market would result in a greater decrease in net asset value to holders of the Fund’s shares than if the Fund were not leveraged. The extent to which the Fund may borrow will depend upon the availability of credit. No assurance can be given that the Fund will be able to borrow on terms acceptable to the Fund and the Investment Adviser. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of securities and instruments that the Fund would otherwise purchase.
A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate cash and/or liquid securities equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of cash and/or liquid securities at least equal to the amount of any purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings.
Illiquid and Restricted Securities
Certain of the investments made by the Fund may be illiquid and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value, the amount paid for such investments by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Furthermore, the nature of the Fund’s investments may require a long holding period prior to profitability.
Although the equity securities of the companies in which the Fund invest generally trade on major stock exchanges, certain securities may trade less frequently, particularly those with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Investment of the Fund’s capital in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund’s ability to take advantage of other market opportunities.
The Fund may also invest in unregistered or otherwise restricted securities. Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act, unless an exemption from such registration is available. Restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear the risks of any downward price fluctuation during that period. The difficulties and delays associated with selling restricted securities could result in the Fund’s inability to realize a favorable price upon disposition of such securities, and at times might make disposition of such securities impossible.
The Fund may invest up to 15% of its net assets in illiquid securities. In connection with the implementation of the SEC’s new liquidity risk management rule, the term “illiquid security” will be defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid investments in an orderly fashion in order to maintain adequate liquidity.
Non-U.S. Securities Risk
Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions, including expropriation; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Certain countries in which the Fund may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: the possibility of expropriation or nationalization of assets; confiscatory taxation; difficulty in obtaining or enforcing a court judgment; restrictions on currency repatriation; economic, political or social instability; and diplomatic developments that could affect investments in those countries.
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in non-U.S. securities also may be subject to foreign withholding taxes. Dividend income from non-U.S. corporations may not be eligible for the reduced U.S. income tax rate currently available for qualified dividend income. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: growth of gross domestic product; rates of inflation; capital reinvestment; resources; self- sufficiency; and balance of payments position.
Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. “Emerging market countries” generally include every nation in the world except developed countries, that is the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These heightened risks include: greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and an increase in price volatility; and certain national policies that may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. As a result of these potential risks, the Investment Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

Portfolio Turnover
Although the Fund generally does not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. A higher portfolio turnover rate would result in higher brokerage costs to the Fund and could also result in the greater realization of capital gains that will be subject to tax, including short-term gains, which will be taxable to shareholders at ordinary income tax rates.
Preferred Stock
The Fund may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions.

STRATEGIC TRANSACTIONS
The Fund may, but is not required to, use various investment strategies as described below (“Strategic Transactions”). Strategic Transactions may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction by the Fund is a function of numerous variables including market conditions. The Fund complies with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Investment Adviser seeks to use Strategic Transactions to further the Fund’s investment objective, no assurance can be given that the use of Strategic Transactions will achieve this result.
General Risks of Derivatives
Strategic Transactions may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which the Fund may use and the risks of those instruments are described in further detail below. The Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by the Fund will be successful.
The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

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Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interests. The Fund bears the risk that the Investment Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Fund. Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

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Using derivatives as a hedge against a portfolio investment subjects the Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based instrument as a hedge on a different instrument) may also involve greater correlation risks.

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While using derivatives for hedging purposes can reduce the Fund’s risk of loss, it may also limit the Fund’s opportunity for gains or result in losses by offsetting or limiting the Fund’s ability to participate in favorable price movements in portfolio investments.

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Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

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The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Concerns about, or a default by, one large market participant could lead to significant liquidity problems for other participants. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

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Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

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Certain derivatives transactions, including OTC options, swaps, forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available, the Fund will be unable to enter into a desired transaction. There also maybe greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund would bear greater risk of default by the counterparties to such transactions.

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The Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

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As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives, including certain OTC options and swap agreements, may be considered illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities. Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged.

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Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

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Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Fund to respond to such events in a timely manner.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions to the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Fund or its counterparties. The change in presidential administration could significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, including the Volcker Rule, the authority of the Federal Reserve and Financial Stability Oversight Council, and renewed proposals to separate banks’ commercial and investment banking activities. The Financial CHOICE Act, which was passed by the U.S. House of Representatives in June 2017, would, if enacted, roll back parts of the Dodd-Frank Act. On December 11, 2015, the SEC published a proposed rule that, if adopted, would change the regulation of the use of derivative instruments and financial commitment transactions by registered investment companies. The SEC sought public comments on numerous aspects of the proposed rule, and as a result the nature of any final regulations is uncertain at this time. Such regulations could limit the implementation of the Fund’s use of derivatives and impose additional compliance costs on the Trust, which could have an adverse impact on the Trust.

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Commodity Futures Trading Commission (“CFTC”) Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Fund, provided certain requirements are met. In order to permit the Investment Adviser to claim this exclusion with respect to the Fund, the Fund will limit its transactions in futures, options on futures and swaps (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish its futures, options on futures and swaps do not exceed 5% of the liquidation value of the Trust’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of its futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Investment Adviser was unable to claim the exclusion with respect to the Fund, the Investment Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Investment Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.

Options
An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.
Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.
Writing Options. The Fund may write call and put options. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.
The Fund may only write call options that are “covered.” A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by the Fund in segregated liquid assets) upon conversion or exchange of other securities held by the Fund; or the Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets.
Selling call options involves the risk that the Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.
The Fund may also write uncovered put options. The seller of an uncovered put option theoretically could lose an amount equal to the entire aggregate exercise price of the option if the underlying security were to become valueless.

The Fund may write put options. As the writer of a put option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, the Fund is not required to receive the underlying security in exchange for the exercise price but retains the option premium.
The Fund may only write put options that are “covered.” A put option on a security is covered if (a) the Fund segregates liquid assets equal to the exercise price; or (b) the Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or
(ii)less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets.
Selling put options involves the risk that the Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While the Fund’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, the Fund’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.
The Fund may close out an options position which it has written through a closing purchase transaction. The Fund would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by the Fund. The Fund would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by the Fund. A closing purchase transaction may or may not result in a profit to the Fund. The Fund could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.
The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require the Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.
Purchasing Options. The Fund may purchase call and put options. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above market price, which could result in a gain to the Fund, minus the premium paid. The Fund may buy call and put options whether or not it holds the underlying securities.
As a buyer of a call or put option, the Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to the Fund. The Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If the Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Investment Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, the Fund may be unable to enter into closing sale transactions with respect to OTC options.
Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of an index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to the Fund on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, the Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.
Index options written by the Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. The Fund may cover call options written on an index by owning securities whose price changes, in the opinion of the Investment Adviser, are expected to correlate to those of the underlying index.
Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, the Fund may close out its position in foreign currency options through closing purchase transaction sand closing sale transactions provided that a liquid secondary market exists for such options. Foreign currency options written by the Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.
Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by the Fund could cause the Fund to sell portfolio securities, thus increasing the Fund’s portfolio turnover.

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The Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•	The Fund’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

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The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

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Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

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The Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by the Fund in connection with options transactions.

Futures Contracts
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.
Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.
The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to the Fund.
In addition, the Fund may be required to maintain segregated liquid assets in order to cover futures transactions. The Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by the Fund and the aggregate value of the initial and variation margin payments made by the Fund with respect to such contract.

Currency Forward Contracts and Currency Futures. A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into forward contracts.
Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, the Fund would also be subject to initial and variation margin requirements on the option position.
Options on futures contracts written by the Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.
The Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract.
In such instances the exercise of the option will serve to close out the Fund’s futures position.
Additional Risk of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

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The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to the Fund.

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Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, the Fund would be required to make daily cash payments to maintain its required margin. The Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with the Fund, becomes insolvent or declares bankruptcy.

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Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, the Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit the Fund’s potential losses.

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Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

The Fund will not enter into futures contracts or options transactions (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts and options exceed 5% of the fair market value of the Fund’s assets; however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount maybe excluded in calculating the 5% limitation.
Swap Contracts and Related Derivative Instruments
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Investment Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.
Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with the Fund’s investment objectives and policies, the Fund is not limited to any particular form or variety of swap contract. The Fund may utilize swaps to increase or decrease their exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. The Fund may also enter into related derivative instruments including caps, floors and collars.
The Fund may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by the Fund to the swap counterparty will be covered by segregating liquid assets. If the Fund enters into a swap agreement on other than a net basis, the Fund will segregate liquid assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.
Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis.
The Fund may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If the Fund sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of the Fund’s net obligations with respect to the caps, floors or collars.
Index Swaps. An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.
Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.
Credit Default Swaps. The Fund may enter into credit default swap contracts and options thereon. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The Fund may be either the buyer or seller in a credited fault swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The Fund will generally segregate liquid assets to cover any potential obligation under a credit default swap sold by it. The use of credit default swaps could result in losses to the Fund if the Investment Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of the Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.
Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•
Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

•
In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•
The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect the Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Products
The Fund also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.
Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.
Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The Fund may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.
Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
Combined Transactions
Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. The Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Investment Adviser, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters
As described herein, the Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to the Fund’s potential economic exposure under the transaction. The Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to the Fund for investment purposes. If a large portion of the Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash settled (i.e., have no physical delivery requirement), the Fund is permitted to segregate cash and/or liquid securities in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By segregating cash and/or liquid securities equal to only its net obligations under cash-settled derivatives, the Fund will have the ability to employ a form of leverage through the use of certain derivative transactions to a greater extent than if the Fund was required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.
Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which the Fund may write. Option positions of all investment companies advised by the Investment Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.
INVESTMENT RESTRICTIONS
The investment restrictions for the Fund, as set forth below, are fundamental policies of the Fund that may not be changed without the approval of the Fund’s shareholders. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies specifically identified as fundamental in the Prospectus or this SAI, the Fund’s investment objectives as described in the Prospectus and all other investment policies and practices described in the Prospectus and this SAI are non-fundamental and may be changed by the Board without the approval of the shareholders.
With the exception of any applicable asset coverage requirements prescribed by Section 18 of the 1940 Act, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the value of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy. Therefore, a change in the percentage that results from a relative change in values or from a change in the Fund’s net assets will not be considered a violation of the Fund’s policies or restrictions.
The Fund will not:

1.	borrow money or issue senior securities except in compliance with the 1940 Act;

2.
act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws;

3.
invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry, except that this policy shall not apply to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions (other than those securities backed principally by the assets and revenues of non-governmental users with respect to which the Trust will not invest 25% or more of the value of the Trust’s total assets in securities backed by the same source of revenue);

4.
purchase or sell real estate, except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, or (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and except as otherwise permitted by applicable law;

5.
purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities, and except as otherwise permitted by applicable law;

6.
make loans of money or property to any person, except (a) to the extent that securities or interests in which the respective Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund’s total assets or (c) by engaging in repurchase agreements, and except as may otherwise be permitted by applicable law.

To the extent that the Fund has sufficient information regarding the portfolio holdings of other investment companies in which it invests, the Fund “looks through” to the underlying holdings of other investment companies, including exchange-traded funds (ETFs), in which the Fund invests, for purposes of the Fund’s 80% policy and the Fund’s policy set forth in (3) above regarding investment in securities of issuers in a particular industry.
Pursuant to (1) above, in accordance with Section 18 of the 1940 Act, as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from a bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.
MANAGEMENT OF THE FUND
The Board has overall responsibility for monitoring the operations of the Fund and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Fund.
Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years. The business address of the Fund, its Trustees and Officers is 300 Crescent Court, Suite 1700, Dallas, Texas 75201.

Board of Trustees

Name and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Brian R. Bruce (1955)	Lead Independent Trustee	Trustee since 2017	Chief Executive Officer, Hillcrest Asset Management, LLC (2008-present) (registered investment adviser). Previously, Director of Southern Methodist University’s ENCAP Investment & LCM Group Alternative Asset Management Center (2006-2011). Previously, Chief Investment Officer of Panagora Asset Management, Inc. (1999- 2007) (investment management company).	6	CM Advisers Family of Funds (2 series) and Dreman Contrarian Funds (2 series) (2007- present).
Brenda A. Cline (1960)	Trustee and Chair of Audit Committee	Trustee since 2017	Chief Financial Officer, Secretary and Treasurer of Kimbell Art Foundation (1993- present)	6	American Beacon Funds (34 series) (2004-present); Tyler Technologies, Inc. (2014-present) (software); Range Resources Corporation (2015-present) (natural gas and oil exploration and production).
Ronald P. Trout (1939)	Trustee and Chair of the Nominating and Corporate Governance Committee	Trustee since 2017	Retired. Previously, a founding partner and Senior Vice President of Hourglass Capital Management, Inc. (1989- 2002) (investment management company).	6	Dorchester Minerals LP (2008-present) (acquisition, ownership and administration of natural gas and crude oil royalty, net profits and leasehold interests in the U.S.).
Interested Trustee
Jerry V. Swank(2) (1951)	Trustee, Chair of the Board and Chief Executive Officer and President	Trustee since 2017	Chairman and Managing Partner of the Adviser and founder of Swank Capital, LLC (2000- present).	6	Previously, E-T Energy Ltd. (2008- 2014) (developing, operating, producing and selling recoverable bitumen).

(1)
The “Fund Complex” includes each series of the Trust and each other registered investment company for which the Investment Adviser serves as investment adviser. As of the date of this SAI, there are six funds in the Fund Complex.

(2)	Mr. Swank is an “interested person” of the Fund, as defined under the 1940 Act, by virtue of his position as Chairman and Managing Partner of the Investment Adviser.

Trustee Qualifications
The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve as a Trustee were the following: (i) availability and commitment to attend meetings and perform the responsibilities of a Trustee, (ii) personal and professional background, (iii) educational background, (iv) financial expertise, and (v) ability, judgment, attributes and expertise. In respect of each Trustee, the individual’s professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Fund.
Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years as set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to the qualifications, attributes and skills of Trustees do not constitute the holding out of any Trustee as being an expert under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the SEC.
Brian R. Bruce. Mr. Bruce has served as a Trustee of funds in the Fund Complex since 2007. Mr. Bruce served as Chair of the Audit Committee of funds in the Fund Complex from 2007 to 2017. Through his experience as a Trustee of funds in the Fund Complex and certain other registered investment companies, as a former professor at Southern Methodist University’s Cox School of Business and former Director of the ENCAP Investments & LCM Group Alternative Asset Management Center and as a chief executive officer, and formerly chief investment officer, of investment management firms, Mr. Bruce is experienced in financial, accounting, regulatory and investment matters.
Brenda A. Cline. Ms. Cline has served as a trustee of a family of investment companies since 2004. Through her organizational management, financial and investment experience as chief financial officer, secretary and treasurer to a private foundation, service as an investment company trustee, service as a director and member of the audit and nominating and governance committees of various publicly held companies, service as a trustee to a private university, and several charitable boards, and extensive experience as an audit senior manager with a large public accounting firm, Ms. Cline is experienced in financial, accounting, regulatory and investment matters.
Ronald P. Trout. Mr. Trout has served as a Trustee of funds in the Fund Complex since 2007. Through his experience as a Trustee of and Chair of the Nominating and Corporate Governance Committee of funds in the Fund Complex, as founding partner and senior vice president of an investment management firm and his service on the board of a publicly traded natural resources company, Mr. Trout is experienced in financial, regulatory and investment matters.
Jerry V. Swank. Mr. Swank has served as a Trustee of funds in the Fund Complex since 2007. Through his experience as a Trustee and Chair of the Board of funds in the Fund Complex, managing partner and Chief Investment Officer of the Adviser and founder of Swank Capital, LLC and his extensive professional experience, with investment firms and an oil & gas research and consulting, Mr. Swank is experienced in financial, regulatory and investment matters.
Executive Officers
The following information relates to the executive officers of the Trust who are not Trustees. The officers of the Trust will serve until their respective successors are chosen and qualified.

Name and Year of Birth	Position	Principal Occupation During the Past Five Years
John H. Alban (1963)	Chief Financial Officer and Treasurer
Chief Executive Officer (“CEO”) (2019-present) and Chief Operating Officer (“COO”) of the Adviser (2010-present). Previously, Chief Administrative Officer of NGP Energy Capital Management (2007-2009); COO of Spinnerhawk Capital Management, L.P. (2005-2007).

Barry Y. Greenberg (1963)	Chief Compliance Officer and Secretary
General Counsel and Chief Compliance Officer of the Adviser (2010-present). Previously, Partner at Akin Gump Strauss Hauer & Feld LLP (2005-2010); Vice President, Legal, Compliance and Administration, American Beacon Advisors (1995-2005); Attorney and Branch Chief at the
U.S. Securities and Exchange Commission (1988-1995).

Board Leadership Structure

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Fund’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board is currently comprised of four Trustees, three of whom are classified under the 1940 Act as “non-interested” persons of the Fund and one of whom is classified as an “interested person” of the Fund. Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees, if required by applicable law.
An Interested Trustee, Mr. Jerry V. Swank, currently serves as Chair of the Board. The Chair of the Board presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time.
The Independent Trustees have selected Mr. Brian R. Bruce as lead Independent Trustee. The lead Independent Trustee participates in the planning of Board meetings, seeks to encourage open dialogue and independent inquiry among the trustees and management, and performs such other functions as may be requested by the Independent Trustees from time to time.
The Board meets regularly four times each year to discuss and consider matters concerning the Fund, and also holds special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone. The Independent Trustees are advised by independent legal counsel and regularly meet outside the presence of management.

The Trustees have determined that the efficient conduct of the Trustees’ affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The committees of the Board are the Audit Committee and the Nominating and Corporate Governance Committee. The functions and role of each Committee are described below under “Board Committees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.
The Board has determined that this leadership structure, including a Chair of the Board who is an Interested Trustee, a Lead Independent Trustee, a supermajority of Independent Trustees and committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Fund. In reaching this conclusion, the Board considered, among other things, the role of the Adviser in the day-to-day management of the Fund’s affairs, the extent to which the work of the Board will be conducted through the committees, the projected net assets of the Fund and the management, distribution and other service arrangements of the Fund. The Board also believes that its structure, including the presence of one Trustee who is an executive officer of the Adviser, facilitates an efficient flow of information concerning the management of the Fund to the Independent Trustees.
The Board of the Trust met five (5) times during the fiscal year ended November 30, 2019.
Board Committees
The Trustees have determined that it is desirable to delegate responsibility for certain specific matters to committees of the Board. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. Currently, the two committees of the Board are the Audit Committee and the Nominating and Corporate Governance Committee.

Nominating and Corporate Governance Committee. The purposes of the Nominating and Corporate Governance Committee are to review and make recommendations on the composition of the Board, develop and make recommendations to the Board regarding corporate governance matters and practices, and review and make recommendations to the Board with respect to any compensation to be paid to certain persons including the CCO of the Fund and the Independent Trustees. The Nominating and Corporate Governance Committee is composed of all of the Independent Trustees: Ronald P. Trout (Chair), Brian R. Bruce and Brenda A. Cline. The Fund’s Independent Trustees meet regularly as a group in executive session. As part of its duties, the Nominating and Corporate Governance Committee makes recommendations to the full Board with respect to candidates for the Board. If a vacancy were to exist, the Nominating and Corporate Governance Committee will consider trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating and Corporate Governance Committee will take into consideration the needs of the Board and the qualifications of the candidate. The Nominating and Corporate Governance Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. The Nominating and Corporate Governance Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that a candidate demonstrates, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board’s oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating and Corporate Governance Committee examines a candidate’s specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating and Corporate Governance Committee does not have a formal policy regarding the consideration of diversity in identifying trustee candidates. For a discussion of experiences, qualifications, attributes or skills supporting the appropriateness of each Trustee’s service on the Board, see the biographical information of the Trustees above in the section entitled “Trustees and Trustee Nominees.” The Nominating and Corporate Governance Committee is governed by a written charter. The Nominating and Corporate Governance Committee of the Trust met three (3) times during the fiscal year ended November 30, 2019.
Audit Committee. The Audit Committee is charged with selecting a firm of independent registered public accountants for the Fund and reviewing accounting matters with the accountants. The members of the Audit Committee are Brenda A. Cline (Chair), Brian R. Bruce and Ronald P. Trout, all of whom are Independent Trustees. The Audit Committee is governed by a written charter. The Audit Committee of the Trust met two (2) times during the fiscal year ended November 30, 2019.
Board’s Role in Risk Oversight
The Fund has retained the Investment Adviser to provide investment advisory services and certain administrative services. The Investment Adviser is primarily responsible for the management of risks that may arise from the Fund’s investments and operations. Certain employees of the Investment Adviser serve as the Fund’s officers, including the Fund’s President, Chief Executive Officer, Chief Compliance Officer, Secretary and Chief Financial Officer. The Board oversees the performance of these functions by the Investment Adviser, both directly and through the Committee structure the Board has established. The Board receives from the Investment Adviser reports on a regular and as-needed basis relating to the Fund’s investment activities and to the actual and potential risks of the Fund, including reports on investment risks, compliance with applicable laws, and the Fund’s financial accounting and reporting. In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the portfolio management of the Fund and its performance and investment risks.
In addition, the Board has appointed a Chief Compliance Officer (“CCO”). The CCO oversees the development of compliance policies and procedures of the Fund that are reasonably designed to minimize the risk of violations of the federal securities laws (“Compliance Policies”). The CCO reports directly to the Independent Trustees and provides presentations to the Board at its quarterly meetings and an annual report on the application of the Compliance Policies. The Board discusses relevant risks affecting the Fund with the CCO at these meetings. The Board has approved the Compliance Policies and reviews the CCO’s reports. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

Trustee Share Ownership
As of December 31, 2019 , the Trustees owned securities of the Fund in the dollar range shown in the following table. The last column of the table reflects each Trustee’s aggregate dollar range of securities owned in the Cushing Fund Complex.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in the Cushing Fund Complex(1)
INDEPENDENT TRUSTEES:
Brian R. Bruce	None	$1 - $10,000
Brenda A. Cline	None	None
Ronald P. Trout	None	$1 - $10,000

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in the Cushing Fund Complex(1)
INTERESTED TRUSTEE:
Jerry V. Swank(2)	Over $100,000	Over $100,000

(1)
The “Fund Complex” includes each series of the Trust and each other registered investment company for which the Investment Adviser serves as investment adviser. As of the date of this SAI, there are six funds in the Fund Complex.

(2)	By virtue of his control of the Investment Adviser, Mr. Swank may be deemed to beneficially own the shares of the Fund held by the Investment Adviser.
Remuneration of Trustees and Officers
The following table provides information regarding compensation of the Trustees of the Fund and for the Cushing Fund Complex, each for the fiscal year ended November 30, 2019, assuming a full year of operations of the Fund. Officers of the Fund do not receive any compensation from the Fund.

Trustee(1)	Aggregate Estimated Compensation From Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses(3)	Estimated Annual Benefits Upon Retirement(3)	Total Compensation from Fund and Fund Complex Paid to Trustees(4)
INDEPENDENT TRUSTEES:
Brian R. Bruce	$8,200	None	None	$97,000
Brenda A. Cline	$8,200	None	None	$97,000
Ronald P. Trout	$8,200	None	None	$97,000

(1)	Trustees not entitled to compensation are not included in the table.

(2)	Assumes full year of operations.

(3)	The Fund does not accrue or pay retirement or pension benefits to Trustees as of the date of this SAI.

(4)
The “Fund Complex” includes each series of the Trust and each other registered investment company for which the Investment Adviser serves as investment adviser. As of the date of this SAI, there are six funds in the Fund Complex.

Shareholder Communications
Shareholders may send communications to the Board. Shareholders should send communications intended for the Board by addressing the communications directly to the Board (or individual Board member(s)) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified above for each Trustee. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management and will be forwarded to the Board only at management’s discretion based on the matters contained in those communications.
INVESTMENT ADVISORY AGREEMENT
The Investment Adviser provides investment advisory services to the Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund. The Advisory Agreement has an initial term expiring two years after the date of its execution, and may be continued in effect from year to year thereafter subject to the approval thereof by (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust or the Investment Adviser (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement also terminates automatically in the event of an assignment, as defined in the 1940 Act and the rules thereunder.
The Investment Adviser also provides such additional administrative services as the Fund may require beyond those furnished by the administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Fund. In addition, the Investment Adviser pays the salaries of officers of the Trust who are employees of the Investment Adviser and any fees and expenses of Trustees of the Trust who are also officers, directors, or employees of the Investment Adviser or who are officers or employees of any company affiliated with the Investment Adviser and bears the cost of telephone service, heat, light, power, and other utilities associated with the services it provides.
For its services the Investment Adviser is paid a fee at the end of each calendar month equal to 0.80 % of the average daily value of the Fund’s Managed Assets (as defined below) during such month. This advisory fee is allocated pro rata among the classes of the Fund’s shares based on the amount of net assets represented by each class.
As used in the Advisory Agreement, “Managed Assets” means the total assets of the Fund, minus all accrued expenses incurred in the normal course of operations other than liabilities or obligations attributable to investment leverage, including, without limitation, investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), and/or (ii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objective and policies.
The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses of each share class (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10 % for each of Class A Shares and Class I Shares through March 31, 2021, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before March 31, 2021 and may be modified or terminated by the Investment Adviser at any time thereafter.
The Investment Adviser is organized as a Texas limited partnership. The general partner of the Investment Adviser is Swank Capital, LLC. Jerry V. Swank, Trustee, Chairman, President and Chief Executive Officer of the Fund, is the Chairman and Managing Partner of the Investment Adviser and the sole owner and Managing Member of Swank Capital, LLC. By virtue of these positions, Mr. Swank is deemed to control the Investment Adviser.

PORTFOLIO MANAGERS
The Fund is managed by a portfolio management team. Jerry V. Swank, Alan Norton and Thomas Norton are primarily responsible for the day-to-day management of the Fund’s portfolio.
The following section discusses the accounts managed by the portfolio managers, the structure and method of their compensation and potential conflicts of interest.
Other Accounts Managed by the Portfolio Managers. The following table reflects information regarding accounts for which each portfolio manager has day-to-day management responsibilities (other than the Fund). Accounts are grouped into three categories: (a) registered investment companies, (b) other pooled investment accounts, and (c) other accounts.
As of November 30 , 2019, Mr. Swank managed or was a member of the management team for the following client accounts (excluding the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	8	$1,318,538,188	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	3	$114,620,919	3	$114,620,919
Other Accounts	25	$255,329,518	0	$0

As of November 30 , 2019, Mr. Alan Norton managed or was a member of the management team for the following client accounts (excluding the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	0	$0	0	$0
Other Accounts	2	$934,557	0	$0

As of November 30 , 2019, Mr. Thomas Norton managed or was a member of the management team for the following client accounts (excluding the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	0	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies	0	0	0	$0
Other Accounts	2	$934,557	0	$0

Compensation and Potential Conflicts of Interest. The portfolio managers are compensated by the Investment Adviser. Mr. Swank, the Founder and Managing Partner of the Investment Adviser, is compensated through partnership distributions that are based primarily on the profits and losses of the Investment Adviser. The partnership distributions are affected by the amount of assets the Investment Adviser manages and the appreciation of those assets, particularly over the long-term, but are not determined with specific reference to any particular performance benchmark or time period. Messrs. Norton and Norton receive a fixed salary and a discretionary bonus based on the pre-tax performance of the Fund and other portfolios for which they serve as a portfolio manager. Some of the other accounts managed by the portfolio managers have investment strategies that are similar to the Fund’s investment strategies. However, the Investment Adviser manages potential material conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures.
Ownership of Securities. The Fund is newly organized and as of the date of this SAI no portfolio manager owns equity securities in the Fund.
CODE OF ETHICS
The Fund, the Investment Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. The codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The codes of ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The codes of ethics are available on the EDGAR Database on the SEC’s web site (http://www.sec.gov), and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.
CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

The Fund is newly organized and as of the date of this SAI no person owned, beneficially or of record, 5% or more of the outstanding shares of the Fund and no Trustees and Executive Officers of the Fund own outstanding shares of the Fund.

SERVICE PROVIDERS
Administrator
U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with the Trust (the “Administration Agreement”). The Administration Agreement provides that Fund Services will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund’s other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, Fund Services may provide personnel to serve as officers of the Trust. The salaries and other expenses of providing such personnel are borne by Fund Services. Under the Administration Agreement, Fund Services is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of Fund Services in the performance of its duties under the Administration Agreement.
Fund Services receives from the Fund an annual fee, payable monthly, based on the average net assets of the Fund. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board upon the giving of 90 days’ written notice to Fund Services, or by Fund Services upon the giving of 90 days’ written notice to the Trust.
Accounting Services Agreement
Fund Services also provides fund accounting services to the Fund pursuant to the Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Servicing Agreement”). For its accounting services, Fund Services is entitled to receive annual fees, payable monthly, based on the average net assets of the Fund.
Transfer Agent
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to the Transfer Agent Agreement with the Trust (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund.
Custodian
U.S. Bank, National Association (the “Custodian”), 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Fund pursuant to the Custodian Agreement with the Trust (the “Custodian Agreement”). The Custodian, Fund Services, the Transfer Agent and the Distributor are affiliates of each other. Under the Custodian Agreement, the Custodian is responsible for, among other things, receipt of and disbursement of funds from the Fund’s accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.
The Distributor
Quasar Distributors, LLC (the “Distributor” or “Quasar”), 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to the Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor, Fund Services, the Transfer Agent and the Custodian are affiliates of each other.

Pursuant to the Distribution Agreement, Quasar facilitates the registration of the Fund’s shares under state Blue Sky laws and assists in the sale of shares. The shares of the Fund are continuously offered by Quasar. Quasar is not obligated to sell any specific number of shares of the Fund but has undertaken to sell such shares on a best efforts basis. The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement may be terminated at any time upon sixty (60) days’ written notice, without payment of a penalty, by Quasar, by vote of a majority of the outstanding class of voting securities of the Fund, or by vote of a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Agreement. The Distribution Agreement will terminate automatically in the event of its assignment.
With respect to sales of Class A Shares of the Fund, the total sales charges and concessions reallowed to authorized dealers at the time of purchase are as follows:

Total Sales Charge
Amount Invested	Sales Charge as a Percentage of Purchase Price	Sales Charge as a Percentage of Net Amount Invested	Reallowed to Dealer (As a Percentage of Purchase Price)
Less than $50,000..........................................	5.50%	5.82%	5.50%
$50,000 or more but less than $100,000 .......	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000 .....	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000 .....	2.50%	2.56%	2.50%
$500,000 or more but less than $1 million....	2.00%	2.04%	2.00%
$1 million or more.........................................	None	None	None
For the fiscal year ended November 30, 2018, the Distributor did not retain any underwriting commissions.
Distribution Plan and Service Plan (Rule 12b-1). The Fund has adopted a distribution plan (the “Distribution Plan”) and a service plan (the “Service Plan”) with respect to its Class A Shares pursuant to Rule 12b-1 under the 1940 Act. There is no distribution plan or service plan in effect for Class I Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the “Plans.” Pursuant to the Plans the Fund may pay to the Distributor, the Adviser and others a fee in the amount of up to 0.25% per annum of the average daily net asset value of Class A Shares of the Fund.
The Plans permits the Fund to compensate the Distributor, the Investment Adviser and others in connection with activities intended to promote the sale of Class A shares of the Fund. Expenditures under the Plans may consist of: (i) commissions to sales personnel for selling Fund shares; including travel, entertainment and business development expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with Distributor in the form of a Dealer Agreement for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund’s Prospectus and Statement of Additional Information for distribution to potential investors; (vii) website maintenance fees; (viii) interest on loans; (ix) bank fees; (x) temporary help; (xi) telephone; (xii) consulting/research fees; (xiii) trail commissions; and (xiv) other activities that are reasonably calculated to result in the sale of shares of the Fund.
A portion of the fees paid to the Distributor, the Investment Adviser and others pursuant to the Plans, not exceeding 0.25% annually of the average daily net assets of the Fund’s shares, may be paid as compensation for providing services to the Fund’s shareholders, including assistance in connection with inquiries related to shareholder accounts (the “Service Fees”). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Distributor, such as services to the Fund’s shareholders; services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; services permitting more efficient methods of purchasing and selling shares; or transmission of orders for the purchase or sale of shares by computerized tape or other electronic equipment; or other processing.
The Board has concluded that there is a reasonable likelihood that the Plans will continue to benefit the Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Board reviews a report on expenditures under the Plans and the purposes for which expenditures were made. The Board conducts an additional, more extensive review annually in determining whether the Plans should be continued. Continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of the Fund and class and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the “Plan Trustees”). The Plans provide that they may not be amended to increase materially the costs that the Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected class of shares of each Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provides that while the Plans are in effect, the selection and nomination of Trustees who are not “interested persons” shall be committed to the discretion of the Trustees who are not “interested persons.” The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the class of shares of the Fund to which the Plans relate.
DESCRIPTION OF SHARES
Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees. Shareholders of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non- assessable.
REDEMPTION OF SHARES
In-Kind Redemptions
Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from its portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Board determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Securities paid as redemption proceeds will be valued as described in “Net Asset Value” in the Fund’s Prospectus. A distribution-in-kind will result in the recognition, for U.S. federal, state and local income tax purposes, by the Fund of income and/or gain (but not loss) for any unrealized gain in respect of the distributed securities, and the shareholder receiving the distribution generally will recognize gain or loss, for U.S. federal, state and local income tax purposes, upon such shareholder’s receipt of such securities in exchange for the shareholder’s shares in the Fund. The shareholder may have brokerage costs upon the shareholder’s subsequent disposition of such in-kind securities.

PORTFOLIO HOLDINGS DISCLOSURE
The Fund has adopted a written policy relating to disclosure of their portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments held by the Fund.
Public Portfolio Disclosure
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-Annual Report to Fund shareholders, filed with the SEC on Form N-CSR, and in the quarterly holdings report filed with the SEC on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
On its public web site, the Fund will make available the Fund’s top ten largest portfolio holdings within 15 business days after the end of each calendar quarter.
Portfolio holdings information will be deemed publicly disclosed when it has been posted to the Fund’s public web site or disclosed in a filing with the SEC. The Fund may make disclosures of portfolio holdings to third parties on the same basis as to all shareholders of the Fund. Except for these public disclosures, or as otherwise specifically permitted by the Fund’s policy, information regarding the Fund’s portfolio holdings may not be provided to any person.
Non-Public Portfolio Disclosure
The Fund’s policy permits the disclosure of non-public portfolio holdings to the Investment Adviser or to other service providers to the Fund (including their administrator, distributor, custodian, legal counsel and auditors) or to brokers and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold). The Chief Compliance Officer of the Trust (the “CCO”) is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Fund are disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund. Any such arrangements approved by the CCO are required to be reported to the Board. The Fund believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Fund and its shareholders and that disclosure is not made under circumstances where the Investment Adviser or an affiliated person of the Fund stands to benefit to the detriment of the Fund.
Non-public information regarding the Fund’s portfolio securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the CCO. In connection with any such arrangement, the recipient of the non-public information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of the Fund.
The CCO is responsible for monitoring the use and disclosure of information relating to the Fund’s portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Fund’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Fund’s policy, the Investment Adviser, the Fund and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to use and disclosure of the Fund’s portfolio securities held, purchased or sold by the Fund.
Consistent with the Fund’s policy, information relating to the Fund’s portfolio securities are provided to certain persons as described in the following table. Such persons are subject to duties not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding the Fund’s portfolio holdings.

Type of Service Provider	Information Disclosed	Frequency	Lag Time	Restrictions
Adviser	Full portfolio holdings	Daily	Real time	Ethical
Administrator	Full portfolio holdings	Daily	Real time	Contractual and Ethical
Custodian	Full portfolio holdings	Daily	Real time	Contractual and Ethical
Distributor	Full portfolio holdings	Daily	Real time	Contractual and Ethical
Auditor	Full portfolio holdings	Semi-annually	As needed	Ethical
Legal counsel	Full portfolio holdings	As needed	As needed	Ethical
Printers	Full portfolio holdings	Semi-annually	At least 30 days	No Formal Restrictions
Fund Rating Agencies	Full portfolio holdings	Monthly/quarterly	At least 30 days	Contractual
TAX MATTERS
This section and the discussion in the Prospectus (see “Tax Matters”) provide a summary of certain U.S. federal income tax considerations generally applicable to shareholders that hold shares of the Fund as capital assets within the meaning of the Code (generally, property held for investment). The discussion is based upon the Code, the regulations promulgated thereunder, judicial authorities, published positions of the Internal Revenue Service (the “IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. No ruling has been or will be sought from the IRS regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. Prospective investors must consult their tax advisors as to the U.S. federal income tax consequences of acquiring, holding and disposing of shares of the Fund, as well as the effects of state, local and non-U.S. tax laws.
For purposes of this summary, the term “United States Person” means a beneficial owner of common shares of the Fund that, for U.S. federal income tax purposes, is one of the following:

1.
an individual who is a citizen or resident of the United States; a corporation or other entity taxable as a corporation created in or organized under the laws of the United States, any state thereof or the District of Columbia;

2.	an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

3.
a trust (x) if a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (y) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

If a partnership (including any other entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds common shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold common shares should consult their tax advisors.
The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Code. As long as it so qualifies, in any taxable year in which it meets the distribution requirements described below, the Fund (but not its shareholders) generally will not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net recognized capital gains.
In order to qualify to be taxed as a RIC, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from the following sources, which are referred herein as “Qualifying Income”: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities, loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that derive less than 90% of their gross income from the items described in clause (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than regulated investment companies) that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.
As a RIC, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of
(i)its investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Fund intends to distribute annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain (as defined below), it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.
(ii)The Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to a tax on such amount at regular corporate tax rates. If the Fund retains any net capital gain, it expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes its share of such undistributed net capital gain,
(iii)will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its tax basis in its common shares by the excess of the amount described in clause (i) over the amount described in clause (ii).
Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax at the Fund level. To avoid the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and (ii) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.
Dividends and distributions will be treated as paid during the calendar year if they are paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Fund during January of the following year. Any such dividend or distribution paid during January of the following year will be deemed to be received by the Fund’s shareholders on December 31 of the year the dividend or distribution was declared, rather than when the dividend or distribution is actually received.
If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a RIC in any year, it would be taxed on all of its taxable income in the same manner as an ordinary corporation and distributions to the Fund’s shareholders would not be deductible by the Fund in computing its taxable income. In such case, distributions generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. To qualify again to be taxed as a RIC in a subsequent year, the Fund would be required to distribute to its shareholders its accumulated earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund as an additional tax. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, then, in order to qualify as a RIC in a subsequent year, the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of five years.
Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss. Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions (including the dividends received deduction), (ii) convert lower taxed long-term capital gains and qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Fund will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
If the Fund invests in foreign securities, its income from such securities may be subject to non-U.S. Taxes. The Fund will not be eligible to elect to “pass through” to shareholders of the Fund the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid with respect to qualifying taxes.
Taxation of Shareholders
United States Persons. Distributions paid by the Fund from its investment company taxable income (as defined above) (together referred to hereinafter as “ordinary income dividends”), whether paid in cash or reinvested in Fund shares, are generally taxable to you as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Certain properly designated distributions may, however, qualify (provided that holding period and other requirements are met by both the Fund and the shareholder) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at a reduced maximum rate to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. There can be no assurance as to what portion of the Fund’s distributions will qualify for the dividends received deduction or for treatment as qualified dividend income.
Distributions made from net capital gain, which is the excess of net long-term capital gains over net short- term capital losses (“capital gain dividends”), including capital gain dividends credited to a shareholder but retained by the Fund, are taxable to shareholders as long-term capital gains if they have been properly reported by the Fund, regardless of the length of time the shareholder has owned common shares of the Fund. Net long-term capital gain of individuals is generally taxed at a reduced maximum rate. For corporate taxpayers, net long-term capital gain is taxed at ordinary income rates.
If, for any calendar year, the Fund’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the common shares, reducing that basis accordingly. Such distributions exceeding the shareholder’s basis will be treated as gain from the sale or exchange of the shares. When you sell your shares in the Fund, the amount, if any, by which your sales price exceeds your basis in the Fund’s common shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares, all other things being equal.
Generally, after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any ordinary income dividends or capital gain dividends and other distributions.
The sale or other disposition of common shares of the Fund will generally result in capital gain or loss to shareholders measured by the difference between the sale price and the shareholder’s tax basis in its shares. Generally, a shareholder’s gain or loss will be long-term gain or loss if the shares have been held for more than one year. Any loss upon the sale or exchange of Fund common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the shareholder. Any loss a shareholder realizes on a sale or exchange of common shares of the Fund will be disallowed if the shareholder acquires other common shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, under current law short-term capital gain is taxed at the U.S. federal income tax rates applicable to ordinary income, while long-term capital gain is generally taxed at a reduced maximum U.S. federal income tax rate.
Shareholders may be entitled to offset their capital gain distributions with capital losses. There are several provisions of the Code affecting when capital losses may be offset against capital gain, and limiting the use of losses from certain investments and activities. Accordingly, shareholders with capital losses are urged to consult their tax advisors.
If Fund common shares are purchased shortly before the record date for any taxable distribution (including a capital gain dividend), the purchase price may reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Fund common shares, in effect resulting in a taxable return of some of the purchase price.
Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated for U.S. federal income tax purposes as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for U.S. federal income tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared. In addition, certain other distributions made after the close of the Fund’s taxable year may be “spilled back” and treated as paid by the Fund (except for purposes of the 4% nondeductible excise tax) during such taxable year. In such case, you will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In addition, a 3.8% Medicare tax will be assessed on certain net investment income of individuals, estates and trusts to extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. For these purposes, “net investment income” will generally include interest, dividends, annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares of our stock) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Thus, certain of the Fund’s taxable distributions to shareholders may be subject to the additional tax.
Non-United States Persons. A shareholder that is a nonresident alien individual or a foreign corporation (a “foreign investor”) generally will be subject to U.S. federal withholding tax at a rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends (except as discussed below). Actual or deemed distributions of the Fund’s net capital gain to a foreign investor, and gains recognized by a foreign investor upon the sale of the Fund’s common shares, will generally not be subject to U.S. federal withholding or income tax. Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors should consult their tax advisors regarding the tax consequences of investing in the Fund’s common shares.
In addition, withholding at a rate of 30% will be required on dividends in respect of our common stock held by or through certain foreign financial institutions (including investment funds), unless such institution enters into an agreement with the Secretary of the Treasury to report, on an annual basis, information with respect to shares in, and accounts maintained by, the institution to the extent such shares or accounts are held by certain United States persons or by certain non-U.S. entities that are wholly or partially owned by United States persons. Accordingly, the entity or entities through which our common stock is held will affect the determination of whether such withholding is required. Similarly, withholding at a rate of 30% will be required on dividends in respect of our common stock held by an investor that is a non-financial non-U.S. entity, unless such entity either (i) certifies to us that such entity does not have any “substantial United States owners” or (ii) provides certain information regarding the entity’s “substantial United States owners,” which we will in turn provide to the Secretary of the Treasury. Foreign investors are encouraged to consult with their tax advisors regarding the possible withholding implications of an investment in the Fund’s common shares.
Dividends properly reported by the Fund are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). Depending on its circumstances, however, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor needs to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance as to what portion of the Fund’s distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.

Backup Withholding
The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-exempt holders of the Fund’s common shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, generally their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is generally furnished to the IRS.
The foregoing is a general summary of the provisions of the Code and the regulations promulgated thereunder in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. Ordinary income and capital gain dividends may also be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisors regarding U.S. federal, state, local and foreign tax consequences of investing in the Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the oversight of the Board, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the negotiation of the commissions to be paid on brokerage transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Investment Adviser to seek the best execution at the best security price available with respect to each transaction in light of the overall quality of brokerage and research services provided to the Investment Adviser. In selecting broker/dealers and in negotiating commissions, the Investment Adviser will consider, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.
Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental to those transactions (such as clearance, settlement, and custody).
In light of the above, in selecting brokers, the Investment Adviser may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Investment Adviser or to the Fund. The Investment Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Investment Adviser.
The Investment Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities on behalf of the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Investment Adviser are the investment objective, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held, and the views of the persons responsible for recommending investments to the Fund and such other accounts and funds.

PERFORMANCE INFORMATION
To obtain the Fund’s most current performance information, please visit www.cushingfunds.com. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.
GENERAL INFORMATION
Proxy Voting
The Fund has delegated authority to vote proxies to the Investment Adviser, subject to the supervision of the Board. Attached hereto as Appendix A is the Investment Adviser’s Proxy Voting Policy which is currently in effect as of the date of this Statement of Additional Information.
The Proxy Voting Policy is subject to change over time. The Fund’s most recent proxy voting record for the period ended June 30, once filed with the SEC, may be obtained without charge, upon request, by calling (888) 878-4080 or by visiting the SEC’s web site at www.sec.gov.
Trustee and Officer Liability
Under the Trust’s Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims, and expenses arising from any threatened, pending, or completed action, suit, or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees, or agents of the Trust, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.
Shareholder Reports
Semiannual statements are furnished to shareholders, and annually such statements are audited by the Fund’s independent registered public accounting firm.
Independent Registered Public Accounting Firm
Ernst & Young LLP, located at One Victory Park, 2323 Victory Avenue, Suite 2000, Dallas, Texas 75219, is the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for conducting the annual audit of the financial statements as well as certain tax preparation services for the Fund. The selection of the independent registered public accounting firm is approved annually by the Board of Trustees.
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, serves as counsel to the Fund.
Registration Statement
This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC. A text-only version of the Registration Statement is available on the SEC’s Internet website, www.sec.gov.

APPENDIX A
CUSHING ASSET MANAGEMENT, LP
PROXY VOTING POLICY
Cushing® Asset Management, L.P. (the “Investment Manager”) serves as the investment adviser and general partner, respectively, of certain investment accounts and pooled investment (each a “Client” and collectively, the “Clients”). Through these relationships the Investment Manager is sometimes delegated the right to vote, on behalf of the Clients, proxies received from companies, the securities of which are owned by the Clients.
Purpose
The Investment Manager follows this proxy voting policy (the “Policy”) to ensure that proxies the Investment Manager votes, on behalf of each Client, are voted in accordance with the best interest of that Client. The Policy establishes a mechanism (i) to ensure the voting determination is based upon accurate and complete information and (ii) to address any conflicts of interests between the Investment Manager and the Client. Further, the Policy establishes how records of proxy votes are maintained and verified and how Clients may obtain information regarding proxies voted related to the securities in their account.
Determination of Vote
The Investment Manager determines how to vote after studying the proxy materials and any other materials that may be necessary or beneficial to voting. The Investment Manager votes in a manner that the Investment Manager believes reasonably furthers the best interests of the Client and is consistent with each Client’s applicable investment objectives and strategies as set forth in the relevant investment management documents. Where multiple Clients are involved in a proxy voting decision, the Investment Manager shall consider whether it should have different voting recommendations for certain Clients, depending upon their unique investment objective and strategies.
The major proxy-related issues generally fall within six categories: corporate governance, takeover defenses, compensation plans, capital structure, social responsibility and environmental protection. The Investment Manager will cast votes for these matters on a case-by-case basis. The Investment Manager will generally vote in favor of matters which follow an agreeable corporate strategic direction, support an ownership structure that enhances shareholder value without diluting management’s accountability to shareholders and/or present compensation plans that are commensurate with enhanced management performance and market practices. In evaluating environmental and social responsibility proxy questions, the Investment Manager will consider current and expected industry practices, with a bias towards enhancing the long-term value of the investment.
Resolution of any Conflicts of Interest
If a proxy vote creates a material conflict between the interests of the Investment Manager and a Client, the Investment Manager will resolve the conflict before voting the proxies. The Investment Manager will either disclose the conflict to the Client and obtain the Client’s consent or

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take other steps designed to ensure that a decision to vote the proxy was based on the Investment Manager’s determination of the Client’s best interest.
There may be occasions where the Investment Manager determines that it is in the best interest of its Clients to refrain from voting a proxy including, for example, (i) the case where the Investment Manager determines that the cost to the Client of voting the proxy exceeds the expected benefit to the Client or (ii) the case where the Investment Manager has a short planned time period for holding the security and does not anticipate holding the security on the date of the relevant vote. Under such circumstances, the Investment Manager shall document its decisions not to vote the proxy, including a description of why such determination is in the best interest of each affected Client.

Records
The Investment Manager maintains records of (i) all proxy statements and materials the Investment Manager receives on behalf of Clients; (ii) all proxy votes that are made on behalf of the Clients; (iii) all documents that were material to a proxy vote; (iv) all written requests from Clients regarding voting history; and (v) all responses (written and oral) to Clients’ requests. Such records are available to the Clients (and beneficial owners of a Client that is an investment vehicle) upon request.
On at least an annual basis, the Investment Manager shall conduct a review of its proxy votes on behalf of its Clients to determine whether the Investment Manager’s voting determinations were consistent with the Policy.
Questions and Requests
This document is a summary of the Investment Manager’s proxy voting process. Clients may obtain, free of charge, a full copy of the policies and procedures and/or a record of proxy votes. Any questions or requests should be directed to Barry Greenberg at:
300 Crescent Court
Suite 1700
Dallas, Texas 75201
Telephone: (214) 692-6334
Facsimile: (214) 219-2353
Amended as of: December 17, 2019

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CUSHING® MUTUAL FUNDS TRUST
PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(i)	(A)	Agreement and Declaration of Trust dated September 12, 2017, was previously filed with the Registration Statement on Form N-1A on September 19, 2017, and is incorporated herein by reference.
(B)
Amended and Restated Certificate of Designation for Cushing NextGen Infrastructure Fund (formerly, Cushing MLP Infrastructure Fund) dated September 27, 2019, was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on September 27, 2019, and is incorporated herein by reference.

		(C)	Amended and Restated Certificate of Designation for Cushing SMID Growth Focused Fund — Filed Herewith.
(D)
Certificate of Designation for Global Clean Equity Fund dated November 20, 2019, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

(b)			By-Laws of Registrant dated September 12, 2017, were previously filed with the Registration Statement on Form N-1A on September 19, 2017, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders – Not Applicable.
(d)	(i)	(A)
Investment Management Agreement dated September 12, 2017, was previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A on December 18, 2017, and is incorporated herein by reference.

(B)
Addendum No. 1 to Investment Management Agreement, was previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on August 30, 2019, and is incorporated herein by reference.

(C)
Addendum No. 2 to Investment Management Agreement, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

	(ii)	(A)	Expense Limitation Agreement with respect to Cushing NextGen Infrastructure Fund (formerly Cushing MLP Infrastructure Fund) — Filed Herewith.
		(B)	Expense Limitation Agreement with respect to the Cushing SMID Growth Focused Fund — Filed Herewith.
(C)
Expense Limitation Agreement with respect to the Global Clean Equity Fund dated January 24, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(e)	(i)	(A)
Distribution Agreement dated December 8, 2017 was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on March 28, 2018, and is incorporated herein by reference.

(B)
First Amendment to Distribution Agreement dated January 31, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(i)	(A)	Custody Agreement dated December 8, 2017 was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on March 28, 2018, and is incorporated herein by reference.
(B)
First Amendment to Custody Agreement dated January 31, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(h)			Other Material Contracts.

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	(i)	(A)
Transfer Agent Agreement dated December 8, 2017 was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on March 28, 2018, and is incorporated herein by reference.

(B)
First Amendment to Transfer Agent Agreement dated January 31, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

	(ii)	(A)
Fund Administration Servicing Agreement dated December 8, 2017 was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on March 28, 2018, and is incorporated herein by reference.

(B)
First Amendment to Fund Administration Servicing Agreement dated January 31, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(C)
Second Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(D)
Third Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

	(iii)	(A)
Fund Accounting Servicing Agreement dated December 8, 2017 was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on March 28, 2018, and is incorporated herein by reference.

(B)
First Amendment to Fund Accounting Servicing Agreement dated January 31, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(C)
Second Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(D)
Third Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(i)			Legal Opinions.
(i)
Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP for Cushing NextGen Infrastructure Fund (formerly, Cushing MLP Infrastructure Fund) dated October 31, 2017, was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 31, 2017, and is incorporated herein by reference.

	(ii)		Opinion and Consent of Counsel with respect to the Cushing SMID Growth Focused Fund — Filed herewith.
(iii)
Opinion and Consent of Counsel with respect to the Global Clean Equity Fund dated January 24, 2020, was previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Not Applicable.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Initial Capital Agreements – Not Applicable.
(m)			Distribution Plans.
	(i)	(A)
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 for Cushing NextGen Infrastructure Fund (formerly, Cushing MLP Infrastructure Fund), was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on November 26, 2019, and is incorporated herein by reference.

(B)
Plan of Distribution pursuant to Rule 12b-1 for Cushing SMID Growth Focused Fund, was previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on August 30, 2019, and is incorporated herein by reference.

(C)
Plan of Distribution pursuant to Rule 12b-1 for Global Clean Equity Fund, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

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	(ii)	(A)
Amended and Restated Service Plan for Cushing NextGen Infrastructure Fund (formerly, Cushing MLP Infrastructure Fund), was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on November 26, 2019, and is incorporated herein by reference.

(B)
Service Plan pursuant to Rule 12b-1 for Cushing SMID Growth Focused Fund, was previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on August 30, 2019, and is incorporated herein by reference.

(C)
Service Plan for Global Clean Equity Fund, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

(n)
Rule 18f-3 Multi-Class Plan dated September 14, 2017, as amended August 29, 2019, and as further amended November 20, 2019, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

(o)			Reserved.
(p)			Code of Ethics.
	(i)		Code of Ethics of the Fund was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 31, 2017, and is incorporated herein by reference.
(ii)
Code of Ethics of the Investment Adviser was previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on August 30, 2019, and is incorporated herein by reference.

	(iii)		Code of Ethics of the Distributor was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 31, 2017, and is incorporated herein by reference.
(q)
Power of Attorney dated November 20, 2019, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on November 20, 2019, and is incorporated herein by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.
Reference is made to Article 8, Section 8.4 of the Registrant’s Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”). Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person’s actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, “Disabling Conduct”). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling
Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.
The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Reference is made to Section 7(a) of the Distribution Agreement:
The Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys’ fees) (collectively, “Losses”) that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, however, that the Trust’s obligation to indemnify the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any advertisement or sales literature in reliance upon and in conformity with written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof. The Trust’s agreement to indemnify the Distributor Indemnitees is expressly conditioned upon the Trust being notified of such action or claim of loss brought against the Distributor Indemnitees within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitees, unless the failure to give notice does not prejudice the Trust; provided, that the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust’s indemnity agreement contained in this Section 7(A).
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of Act and will be governed by the final adjudication of such issue.
Item 31.    Business and Other Connections of Investment Adviser

See “Management of the Fund” in the Prospectus and “Management of the Fund” and “Investment Advisory Agreement” in the Statement of Additional Information for information regarding the business of Cushing Asset Management, LP (the “Investment Adviser”). For information as to the business, profession, vocation and employment of a substantial nature of each of the partners and officers of the Investment Adviser, reference is made to the Investment Adviser’s current Form ADV (File No. 801-63255) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 32.    Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Managed Portfolio Series
Aegis Funds	Manager Directed Portfolios
Allied Asset Advisors Funds	Matrix Advisors Fund Trust
Alpha Architect ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Monetta Trust
Barrett Opportunity Fund, Inc.	Nicholas Equity Income Fund, Inc.

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Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	North Capital Funds Trust
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
Chestnut Street Fund	PRIMECAP Odyssey Funds
Cushing® Mutual Funds Trust	Procure ETF Trust I
DoubleLine Funds Trust	Procure ETF Trust II
ETF Series Solutions	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
FundX Investment Trust	Provident Mutual Funds, Inc.
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	RBB Fund, Inc.
GoodHaven Funds Trust	RBC Funds Trust
Greenspring Fund, Inc.	Series Portfolios Trust
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TIGERSHARES Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
Jacob Funds, Inc.	USA Mutuals
Jensen Quality Growth Fund Inc.	USCA Fund Trust
Kirr Marbach Partners Funds, Inc.	USQ Core Real Estate Fund
LKCM Funds	Wall Street EWM Funds Trust
LoCorr Investment Trust	Westchester Capital Funds
Lord Asset Management Trust	Wisconsin Capital Funds, Inc.
MainGate Trust	YCG Funds

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Parise(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2)   This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3)   This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

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Item 33.    Location of Accounts and Records.

All accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 300 Crescent Court, Suite 1700, Dallas, Texas 75201; (ii) by the Investment Adviser, will be maintained at its offices located at 300 Crescent Court, Suite 1700, Dallas, Texas 75201; (iii) by the Administrator, will be maintained at its offices located at U.S. Bancorp Fund Services, 615 E. Michigan St., 3rd Floor, Milwaukee, WI 53202-5207; (iv) by the Custodian, will be maintained at its offices located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) by the Distributor will be maintained at its offices located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 34.    Management Services

Not Applicable.

Item 35.    Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas, on January 31, 2020.

CUSHING MUTUAL FUNDS TRUST
Registrant

By: /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below on January 31, 2020, by the following persons in the capacities indicated.

Principal Executive Officer:
/s/ Jerry V. Swank Jerry V. Swank	Chief Executive Officer and Trustee
Principal Financial Officer and Principal Accounting Officer:
John H. Alban John H. Alban	Chief Financial Officer and Treasurer
Brian R. Bruce* Brian R. Bruce	Trustee
Brenda A. Cline* Brenda A. Cline	Trustee
Ronald P. Trout* Ronald P. Trout	Trustee
* By: /s/ Barry Y. Greenberg Barry Y. Greenberg Attorney-In-Fact (Pursuant to Power of Attorney previously filed and incorporated herein by reference)

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Exhibit List

Exhibit No.
(a)(1)(C)	Amended and Restated Certificate of Designation for Cushing SMID Growth Focused Fund
(d)(ii)(A)	Expense Limitation Agreement with respect to Cushing NextGen Infrastructure Fund
(d)(ii)(B)	Expense Limitation Agreement with respect to the Cushing SMID Growth Focused Fund
(i)(ii)	Opinion and Consent of Counsel with respect to the Cushing SMID Growth Focused Fund